Value Line Small Cap Opportunities Fund, Inc.
Investor Class	(Ticker Symbol: VLEOX)
Institutional Class	(Ticker Symbol: VLEIX)
Value Line Mid Cap Focused Fund, Inc.
Investor Class	(Ticker Symbol: VLIFX)
Institutional Class	(Ticker Symbol: VLMIX)
Value Line Select Core Fund, Inc.
Investor Class	(Ticker Symbol: VALSX)
Institutional Class	(Ticker Symbol: VILSX)
Value Line Larger Companies Focused Fund, Inc.
Investor Class	(Ticker Symbol: VALLX)
Institutional Class	(Ticker Symbol: VLLIX)
Value Line Asset Allocation Fund, Inc.
Investor Class	(Ticker Symbol: VLAAX)
Institutional Class	(Ticker Symbol: VLAIX)
Value Line Capital Appreciation Fund, Inc.
Investor Class	(Ticker Symbol: VALIX)
Institutional Class	(Ticker Symbol: VLIIX)

PROSPECTUS
May 1, 2026, as amended June 18, 2026

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Summary Sections
     Value Line Small Cap Opportunities Fund Summary Page 2
     Value Line Mid Cap Focused Fund Summary Page 9
     Value Line Select Core Fund Summary Page 16
     Value Line Larger Companies Focused Fund Summary Page 23
     Value Line Asset Allocation Fund Summary Page 30
     Value Line Capital Appreciation Fund Summary Page 39
Additional Information Regarding Principal Investment Strategies
     Value Line Small Cap Opportunities Fund Page 48
     Value Line Mid Cap Focused Fund Page 50
     Value Line Select Core Fund Page 52
     Value Line Larger Companies Focused Fund Page 54
     Value Line Asset Allocation Fund Page 56
     Value Line Capital Appreciation Fund Page 59
All Funds - Additional Information Regarding Non-Principal Investment Strategies
     Non-principal investment strategies Page 61
Additional Information Regarding Principal Risks
     The principal risks of investing in the Funds Page 62
Who Manages the Funds
     Investment Adviser Page 69
     Management fees Page 69
     Portfolio management Page 70
About Your Account
     How to choose a share class Page 72
     How to buy shares Page 75
     How to sell shares Page 77
     Frequent purchases and redemptions of Fund shares Page 80
     Lost shareholders, inactive accounts, and unclaimed property Page 81
     Special services Page 81
     Dividends, distributions and taxes Page 82
Financial Highlights
     Financial Highlights Page 84

VALUE LINE SMALL CAP OPPORTUNITIES FUND SUMMARY
Investment objective
The Fund’s investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution and Services (12b-1) Fees	0.25%	0.00%
Other Expenses	0.21%	0.22%
Total Annual Fund Operating Expenses	1.21%	0.97%
Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Investor Class	$123	$384	$665	$1,466
Institutional Class	$99	$309	$536	$1,190
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies of the Fund
Under normal circumstances, EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in stocks of U.S. companies with small-market capitalizations (the “80% Policy”). The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.
The Fund defines “stocks of U.S. companies” as companies that do business in the U.S., are organized in the U.S. or whose stock is traded on a U.S. exchange or over-the-counter market. Although there is not a universal definition, the Fund considers a “small-market capitalization company” to be a company with a market capitalization that is less than the value of the largest capitalization company in the Russell 2000 Index or $12 billion, whichever is greater. The market capitalizations of companies within the Russell 2000 Index change and, as of March 31, 2026, the largest stock by market capitalization was $63.6 billion. Small-growth portfolios focus on faster-growing companies whose shares are at the lower end of the market- capitalization range. These portfolios tend to favor companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast-growing and often richly valued, their stocks tend to be volatile. A company’s categorization is based on its market capitalization at the time of purchase by the Fund.
While the Fund is actively managed by the Adviser, the Adviser utilizes the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) to assist in selecting equity securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 1,700 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System. While the Adviser utilizes the rankings of companies by the Ranking Systems to assist in selecting stocks for the Fund, it has broad discretion in managing the Fund’s portfolio, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio.
The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund, you should carefully evaluate the risks.
■
Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.

■
Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

■
Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

■
Sector Allocation Risk. A sector is a group of selected industries within the economy, such as information technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors. Although the Fund does not concentrate in any industry, the Fund has invested heavily at times in the industrial sector, which is highly sensitive to economic cycles, commodity prices, supply chain disruptions, and operational and regulatory headwinds.

■
Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

■
Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like when there is little or no active trading market. If a security cannot be sold by the Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.
■
Ranking Systems Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower-ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.

■
Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage the Fund’s portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

■
Market Disruption Risk. Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics (including COVID-19), natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and can affect the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar disruptive events in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

■
Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyberattacks and/or technological malfunctions. Successful cyberattacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 62.

Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of the Russell 2000 Index, which is a broad-based regulatory index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.
Total Returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q4 2020	+23.00%
Worst Quarter:	Q1 2020	–19.40%
After-tax returns included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns for Periods Ended December 31, 2025
	1 year	5 years	10 years
Investor Class
Return before taxes	6.35%	6.67%	10.86%
Return after taxes on distributions	4.84%	5.89%	9.15%
Return after taxes on distributions and sale of Fund shares	4.85%	5.15%	8.47%
Institutional Class
Return before taxes	6.61%	6.93%	11.4%
Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%
Management
Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.
Portfolio Managers. Stephen E. Grant has primary responsibility for the day-to-day management of the Fund’s portfolio. Mr. Grant has been a portfolio manager with the Adviser or its predecessor since 1991 and has been the Fund’s portfolio manager since 1998. Mitchell Appel, Chief Executive Officer of the Adviser, also serves as a portfolio manager of the Fund, providing oversight and support to Mr. Grant. He has been a portfolio manager of the Fund since 2024.
Purchase and sale of Fund shares
The minimum amount of an initial or additional investment in the Fund varies depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. The minimum initial investment in the Fund is $1,000 to purchase Investor Class shares and $100,000 to purchase Institutional Class shares. However, the minimum investment to purchase Institutional Class shares does not apply to certain fee-based advisory programs, group retirement plans and accounts, brokerage platforms which charge customized commissions, and other persons which the Fund has identified as “institutional investors.” See “How to choose a share class” on page 72.
Additional investments can be made in any amount. Investor Class shares are available for purchase via regular monthly investments of  $25 or more through Valu-Matic®. See “Special services” on page 81.
The Fund’s shares are redeemable and you may redeem your shares (sell them back to the Fund) through your broker-dealer, financial advisor or financial intermediary, by telephone or by mail by writing to: Value Line Funds, P.O. Box 219729, Kansas City, MO 64121-9729. See “How to sell shares” on page 77. In most cases, you may exchange your shares for shares of another Value Line mutual fund by accessing your account through www.vlfunds.com. See “By exchange” on page 78.

Tax information
The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.
Payments to broker-dealers and other financial intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VALUE LINE MID CAP FOCUSED FUND SUMMARY
Investment objective
The Fund’s sole investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.20%
Total Annual Fund Operating Expenses	1.09%	0.85%
Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Investor Class	$111	$347	$601	$1,329
Institutional Class	$87	$271	$471	$1,049
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s net assets in common stocks. Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets in common stocks and other equity securities of mid-sized companies (the “80% Policy”). The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. The Fund considers companies to be mid-sized if they have market capitalizations between $10 billion and $90 billion at the time of purchase. Under normal circumstances, the Fund’s portfolio will generally consist of positions in 25 to 50 companies. The Fund is actively managed by the Adviser, which seeks to purchase mid-cap growth companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies that have smaller or larger capitalizations than mid-sized companies. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe followed by the Ranking System consists of stocks of approximately 1,700 companies accounting for approximately 90% of the market capitalization of all stocks traded on the U.S. securities exchanges. All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets or on the Toronto Stock Exchange.
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.
Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund, you should carefully evaluate the risks.
■
Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.
■
Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

■
Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

■
Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

■
Focused Portfolio Risk. Because the Fund may invest a significant portion of its assets in a small number of securities, the Fund’s net asset value may be more volatile and the Fund’s investments may involve more risk than investing in a fund that holds a greater number of securities.

■
Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

■
Ranking System Risk. The Adviser’s use of the results of the Ranking System in managing the Fund involves the risk that the Ranking System may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking System, or lower-ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.

Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.
■
Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

■
Market Disruption Risk. Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics (including COVID-19), natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and can affect the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar disruptive events in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

■
Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like when there is little or no active trading market. If a security cannot be sold by the Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.

■
Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. These risks tend to be more volatile in emerging markets (as compared to the U.S. market or developed foreign markets).

■
Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyberattacks and/or technological malfunctions. Successful cyberattacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 62.

Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P MidCap 400® Index) and a broad-based secondary index (the S&P 500® Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.
Total returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q1 2019	+17.58%
Worst Quarter:	Q1 2020	–16.75%
After-tax returns included in the table below are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table below. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns for Periods Ended December 31, 2025
	1 year	5 years	10 years	Since Inception 8/14/2017(1)
Investor Class
Return before taxes	0.80%	7.51%	12.49%
Return after taxes on distributions	0.29%	6.61%	11.55%
Return after taxes on distributions and sale of Fund shares	0.83%	5.78%	10.22%
Institutional Class
Return before taxes	1.02%	7.77%		12.38%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	7.50%	9.12%	10.72%	9.90%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.98%

(1)
Institutional Class inception date.

Management
Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.
Portfolio Managers. Stephen E. Grant is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Grant has been a portfolio manager with the Adviser or its predecessor since 1991 and has been the Fund’s portfolio manager since 2009. Mitchell Appel, Chief Executive Officer of the Adviser, also serves as a portfolio manager of the Fund, providing oversight and support to Mr. Grant. He has been a portfolio manager of the Fund since 2024.
Purchase and sale of Fund shares
The minimum amount of an initial or additional investment in the Fund varies depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. The minimum initial investment in the Fund is $1,000 to purchase Investor Class shares and $100,000 to purchase Institutional Class shares. However, the minimum investment to purchase Institutional Class shares does not apply to certain fee-based advisory programs, group retirement plans and accounts, brokerage platforms which charge customized commissions, and other persons which the Fund has identified as “institutional investors.” See “How to choose a share class” on page 72. Additional investments can be made in any amount.

Investor Class shares are available for purchase via regular monthly investments of  $25 or more through Valu-Matic®. See “Special services” on page 82.
The Fund’s shares are redeemable and you may redeem your shares (sell them back to the Fund) through your broker-dealer, financial advisor or financial intermediary, by telephone or by mail, by writing to: Value Line Funds, P.O. Box 219729, Kansas City, MO 64121-9729. See “How to sell shares” on page 77. In most cases, you may exchange your shares for shares of another Value Line mutual fund by accessing your account through vlfunds.com. See “By exchange” on page 78.
Tax information
The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.
Payments to broker-dealers and other financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VALUE LINE SELECT CORE FUND SUMMARY
Investment objective
The Fund’s sole investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.18%	0.32%
Total Annual Fund Operating Expenses	1.16%	1.05%
Fee Waiver and Expense Reimbursement	0.00%	−0.14%(1)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.16%	0.91%

(1)
EULAV Asset Management (the “Adviser”) has agreed to pay or reimburse certain class-specific fees and expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) (the “Expense Limitation”). The Adviser may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Institutional Class’s expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated only with the agreement of the Fund’s Board.

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation is never terminated by the Fund’s Board. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$118	$368	$638	$1,409
Institutional Class	$93	$320	$566	$1,270
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal investment strategies of the Fund
To achieve the Fund’s investment objective, the Adviser invests the Fund’s assets in a diversified core portfolio of U.S. equity securities with favorable growth prospects, selected using a disciplined quantitative optimization process. Under normal circumstances, the Fund purchases companies with market capitalization greater than $15 billion at the time of purchase and the Fund ’s portfolio will generally consist of 30 to 70 positions. However, the Fund may invest in small, mid or large capitalization companies, including foreign companies.
The Fund invests primarily in companies that the Adviser believes demonstrates attractive risk-adjusted-return potential. The investment strategy combines fundamental market data with proprietary portfolio construction techniques designed to identify securities with favorable characteristics, including earnings quality, valuation, momentum, financial strength, and diversification benefits. The Fund’s optimization framework evaluates expected return, volatility, and correlation among holdings to construct a diversified portfolio intended to improve overall portfolio efficiency and potential return while managing downside risk. There are no set limitations of investments according to a company’s size or to a sector weighting.
During the investment selection process, the Adviser utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest).
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.
Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund, you should carefully evaluate the risks.
■
Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.

■
Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

■
Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

■
Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

■
Focused Portfolio Risk. Because the Fund may invest a significant portion of its assets in a small number of securities, the Fund’s net asset value may be more volatile and the Fund’s investments may involve more risk than investing in a fund that holds a greater number of securities.

■
Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.
■
Ranking System Risk. The Adviser’s use of the results of the Ranking System in managing the Fund involves the risk that the Ranking System may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking System, or lower-ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.

■
Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

■
Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. These risks tend to be more volatile in emerging markets (as compared to the U.S. market or developed foreign markets).

■
Market Disruption Risk. Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics (including COVID-19), natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and can affect the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar disruptive events in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

■
Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyberattacks and/or technological malfunctions. Successful cyberattacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 62.
Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of the S&P 500® Index, which is a broad-based regulatory index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.
Total returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q2 2020	+22.22%
Worst Quarter:	Q1 2020	–16.88%
After-tax returns for Investor Class shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns for Periods Ended December 31, 2025
Investor Class	1 year	5 years	10 years	Since Inception 5/1/2020(1)
Return before taxes	–1.84%	7.30%	12.24%
Return after taxes on distributions	–3.70%	4.72%	9.54%

Investor Class	1 year	5 years	10 years	Since Inception 5/1/2020(1)
Return after taxes on distributions and sale of Fund shares(2)	0.22%	5.51%	9.60%
Institutional Class
Return before taxes	–1.60%	7.57%		11.96%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	17.83%

(1)
Institutional Class inception date.

(2)
The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

Management
Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.
Portfolio Managers. Stephen E. Grant, Mitchell E. Appel and Nathan Eigerman share primary responsibility for the day-to-day management of the Fund’s portfolio. Mr. Grant has been a portfolio manager with the Adviser or its predecessor since 1991 and has been the Fund’s portfolio manager since 1996. Mitchell Appel, Chief Executive Officer of the Adviser, has been a portfolio manager with the Adviser since 2024 and has been one of the Fund’s portfolio managers since 2024. Mr. Eigerman has been a portfolio manager with the Adviser since 2025 and has been one of the Fund’s portfolio managers since 2026.
Purchase and sale of Fund shares
The minimum amount of an initial or additional investment in the Fund varies depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. The minimum initial investment in the Fund is $1,000 to purchase Investor Class shares and $100,000 to purchase Institutional Class shares. However, the minimum investment to purchase Institutional Class shares does not apply to certain fee-based advisory programs, group retirement plans and accounts, brokerage platforms which charge customized commissions and other persons which the Fund has identified as “institutional investors.” See “How to choose a share class” on page 72.
Additional investments can be made in any amount. Investor Class shares are available for purchase via regular monthly investments of  $25 or more through Valu-Matic®. See “Special services” on page 82.
The Fund’s shares are redeemable and you may redeem your shares (sell them back to the Fund) through your broker-dealer, financial advisor or financial intermediary, by telephone or by mail, by writing to: Value Line Funds, P.O. Box 219729, Kansas City,

MO 64121-9729. See “How to sell shares” on page 77. In most cases, you may exchange your shares for shares of another Value Line mutual fund by accessing your account through vlfunds.com. See “By exchange” on page 78.
Tax information
The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.
Payments to broker-dealers and other financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VALUE LINE LARGER COMPANIES FOCUSED FUND SUMMARY
Investment objective
The Fund’s sole investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	0.73%	0.73%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.15%	0.49%
Total Annual Fund Operating Expenses	1.13%	1.22%
Fee Waivers and Expense Reimbursement	0.00%	–0.34%(1)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement	1.13%	0.88%

(1)
EULAV Asset Management (the “Adviser”) has agreed to pay or reimburse certain class-specific fees and expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) (the “Expense Limitation”). The Adviser may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Institutional Class’s expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated only with the agreement of the Fund’s Board.

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation is never terminated by the Fund’s Board. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$115	$359	$622	$1,375
Institutional Class	$90	$354	$638	$1,447
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of the portfolio.
Principal investment strategies of the Fund
To achieve the Fund’s investment objective, the Adviser invests substantially all of the Fund’s assets in common stock. Under normal circumstances, the Fund’s portfolio will generally consist of positions in 25 to 50 companies. The Fund considers companies with market capitalization of greater than $10 billion to be larger companies. The Fund is actively managed by the Adviser, which seeks to purchase growth companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies of any market capitalization. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of stocks of approximately 1,700 companies under review by the Ranking System accounting for approximately 90% of the market capitalization of all stocks traded on the U.S. securities exchanges, including stocks of foreign companies. The Adviser may sell securities for a variety of reasons including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund, you should carefully evaluate the risks.
■
Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.

■
Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

■
Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

■
Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like when there is little or no active trading market. If a security cannot be sold by the Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.

■
Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

■
Focused Portfolio Risk. Because the Fund may invest a significant portion of its assets in a small number of securities, the Fund’s net asset value may be more volatile and the Fund’s investments may involve more risk than investing in a fund that holds a greater number of securities.

■
Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.
■
Ranking System Risk. The Adviser’s use of the results of the Ranking System in managing the Fund involves the risk that the Ranking System may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking System, or lower-ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.

■
Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

■
Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. These risks tend to be more volatile in emerging markets (as compared to the U.S. market or developed foreign markets).

■
Market Disruption Risk. Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics (including COVID-19), natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and can affect the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar disruptive events in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

■
Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyberattacks and/or technological malfunctions. Successful cyberattacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 62.
Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index) and a broad-based secondary index (the Russell 1000® Growth Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.
Total Returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q2 2020	+39.25%
Worst Quarter:	Q2 2022	–28.69%
After-tax returns in the table below are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table below. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns for Periods Ended December 31, 2025
Investor Class	1 year	5 years	10 years
Return before taxes	28.58%	10.18%	15.01%
Return after taxes on distributions	26.75%	8.43%	12.61%
Return after taxes on distributions and sale of Fund shares	18.18%	7.55%	11.59%
Institutional Class
Return before taxes	28.92%	10.46%	15.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	18.55%	15.32%	18.13%
Management
Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.
Portfolio Managers. Cindy Starke has primary responsibility for the day-to-day management of the Fund’s portfolio. Ms. Starke has been the Fund’s portfolio manager since 2014. Mitchell Appel, Chief Executive Officer of the Adviser, also serves as a portfolio manager of the Fund, providing oversight and support to Ms. Starke. He has been a portfolio manager of the Fund since 2024.
Purchase and sale of Fund shares
The minimum amount of an initial or additional investment in the Fund varies depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. The minimum initial investment in the Fund is $1,000 to purchase Investor Class shares and $100,000 to purchase Institutional Class shares. However, the minimum investment to purchase Institutional Class shares does not apply to certain fee-based advisory programs, group retirement plans and accounts, brokerage platforms which charge customized commissions and other persons which the Fund has identified as “institutional investors.” See “How to choose a share class” on page 72.
Additional investments can be made in any amount. Investor Class shares are available for purchase via regular monthly investments of  $25 or more through Valu-Matic®. See “Special services” on page 82.
The Fund’s shares are redeemable and you may redeem your shares (sell them back to the Fund) through your broker-dealer, financial advisor or financial intermediary, by telephone or by mail, by writing to: Value Line Funds, P.O. Box 219729, Kansas City, MO 64121-9729. See “How to sell shares” on page 77. In most cases, you may exchange your shares for shares of another Value Line mutual fund by accessing your account through vlfunds.com. See “By exchange” on page 78.

Tax information
The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.
Payments to broker-dealers and other financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VALUE LINE ASSET ALLOCATION FUND SUMMARY
Investment objective
The Fund’s investment objective is to achieve a high total investment return (current income and capital appreciation) consistent with reasonable risk. For this purpose, risk takes into account volatility and other factors as determined by EULAV Asset Management (the “Adviser”).
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	0.64%	0.64%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.21%	0.19%
Total Annual Fund Operating Expenses	1.10%	0.83%
Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Investor Class	$112	$350	$606	$1,340
Institutional Class	$85	$265	$460	$1,025
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal investment strategies of the Fund
To achieve the Fund’s investment objective, the Adviser invests in a broad range of common stocks, bonds and money market instruments. The Adviser attempts to achieve the Fund’s investment objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year that are principally rated investment grade and (c) money market instruments, which the Adviser defines as debt securities with maturities of less than one year. Allocation of the Fund’s assets among these types of securities is determined by the Adviser using data derived from a proprietary stock market model which Value Line, Inc. ("Value Line") developed and other factors which the Adviser deems appropriate. There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities.
Investment in Debt Securities. The debt securities in which the Fund invests are principally, as measured by the number and total value of purchases, investment grade debt securities issued by U.S. corporations rated within one of the four highest categories of a nationally recognized statistical rating organization (“NRSRO”) (that is, rated BBB or higher by Standard & Poor’s Rating Group or an equivalent rating by another rating organization, or, if not rated, believed by the Adviser to be of equivalent credit quality). On occasion, the Fund may invest in debt securities rated below BBB (commonly referred to as “junk” bonds) which may have certain speculative characteristics and in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities issued by government-sponsored enterprises as well as fixed income securities of non-U.S. companies issuing dollar-denominated debt. In selecting debt securities, the Adviser evaluates the credit quality of the debt security and its value relative to comparable securities as well as its historic trading level. The Fund may, but need not, sell a debt security if its rating falls below the four highest categories. The Fund may invest in debt securities with either fixed or variable reset terms. The Fund may also gain some of its exposure to debt securities through investment in exchange-traded funds (“ETFs”) and other investment companies investing in debt instruments.
Investment in Equity Securities. The Fund is actively managed by the Adviser. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) to assist in selecting equity securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 1,700 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System. There are no set limitations of investments in any category or according to a company’s size. While the Adviser utilizes the rankings of companies by the Ranking Systems in selecting stocks for the Fund, it has broad discretion in managing the Fund’s portfolio, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser analyzes the stocks provided by the Ranking Systems and determines those in which the Fund shall invest and in what amounts such investments shall be made, taking into account the potential risk and reward of each investment.
Incidental to its primary investment strategy, the Adviser may seek to hedge the Fund’s interest rate exposure, or to profit from anticipated movements in interest rates, by investing in futures contracts on U.S. government securities (such as interest rate futures on government bonds issued by the U.S.). The Adviser is not registered with the Commodity Futures Trading Commission as a commodity trading advisor or commodity pool operator and limits the aggregate amount of the Fund’s investments in commodity interests (such as futures contracts) to comply with an exemption from such registration.
Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. The risks vary depending upon the Fund’s mix of stocks, bonds and money market securities. Therefore, before you invest in the Fund, you should carefully evaluate the risks.
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Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.

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Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

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Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks.

Historically, the prices of equity securities have fluctuated more than bond prices.
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Sector Allocation Risk. A sector is a group of selected industries within the economy, such as information technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

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Asset Allocation Risk. Asset allocation risk is the risk that the Fund’s selection and weighting of different asset classes within its portfolio will favor an asset class that performs poorly relative to other asset classes. Because the Fund’s weightings among different asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of stocks, debt securities and money market securities in its portfolio.

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Investment Company Risk. If the Fund invests in shares of another investment company, including an ETF, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs.

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Interest Rate and Reinvestment Risk. The income on and market price of debt securities fluctuate with changes in interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the market prices of debt securities usually increase, but the Fund’s income tends to decline. Such decline follows quickly for most variable rate securities and eventually for fixed rate securities as the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, buy-back, call, etc.) at a lower rate of interest or return. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.

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Inflation Risk. Debt securities (excluding inflation-indexed securities) are subject to long-term erosion in purchasing power, and such erosion may exceed any return received by the Fund with respect to a debt security.

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Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is greater for corporate, mortgage-backed, asset-backed, and foreign government debt securities than for U.S. government debt securities.

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Below Investment Grade Credit Risk. Below investment grade securities (commonly called “high yield” or “junk” bonds) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness or the risky nature of an investment for which limited or no recourse to the issuer is provided. The market prices of these debt securities usually fluctuate more than that of investment grade debt securities and may decline more significantly in periods of general economic difficulty.

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Prepayment and Extension Risk. Many debt securities give the issuer the option to prepay principal prior to maturity. During periods of falling interest rates, prepayments may accelerate and the Fund may be forced to reinvest the proceeds at a lower interest rate. When interest rates rise, the term of a debt security is at greater risk of extension because rates of prepayments fall and rates of late payments and defaults rise. Extending the duration of a security “locks in” lower interest rates if the extension occurs in a rising interest rate environment.
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Derivatives Risk. Investing in derivatives, including U.S. interest rate futures contracts, may increase the Fund’s volatility and risk of loss. Derivative positions typically are established with a small amount of cash relative to the total amount of investment exposure they generate, so the magnitude of any loss can be much greater than the amount originally invested by the Fund. The success of the Fund’s investments in interest rate futures contracts is dependent on the Adviser’s ability to correctly forecast the movement of interest rates. Even if the Adviser forecasts correctly, however, the success of the investment also depends on adequate correlation between the change in the relevant interest rate and the change in the value of the futures contract to the Fund. To the extent the Fund is investing in derivatives as a hedge, the success further depends on adequate correlation between the change in value of the futures contract and the change in the value of the portfolio position being hedged.

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Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are not backed by the full faith and credit of the U.S., and are neither issued nor guaranteed by the U.S. Treasury. Even securities that are backed by the full faith and credit of the U.S. may be adversely affected as to market prices and yields if the long-term sovereign credit rating of the U.S. is further downgraded, as it was by Standard & Poor’s in 2011.

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Mortgage-Backed/Asset-Backed Securities Risk. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased interest rate risk, prepayment risk and extension risk.

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Ratings Reliance Risk. A rating by a NRSRO represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings by NRSROs present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate.

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Ranking Systems Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower-ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.

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Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.
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Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage the Fund’s portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that a Fund would like when there is little or no active trading market. If a security cannot be sold by a Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.

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Market Disruption Risk. Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics (including COVID-19), natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and can affect the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar disruptive events in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

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Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund may invest, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities.

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Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyberattacks and/or technological malfunctions. Successful cyberattacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 62.
Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index) and a secondary custom index comprised of the returns of the S&P 500® Index (weighted 60%) and the Bloomberg US Aggregate Bond Index (weighted 40%). The Bloomberg US Aggregate Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.
Total Returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q2 2020	+13.97%
Worst Quarter:	Q1 2022	–11.05%
After-tax returns included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns for Periods Ended December 31, 2025
	1 year	5 years	10 years
Investor Class
Return before taxes	–2.63%	4.09%	8.15%
Return after taxes on distributions	–5.30%	2.00%	6.76%
Return after taxes on distribution and sale of Fund shares(2)	0.10%	3.02%	6.47%
Institutional Class
Return before taxes	–2.38%	4.35%	8.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index(1)(reflects no deduction for fees, expenses or taxes)	13.70%	8.47%	9.78%

(1)
This secondary custom index is composed of a 60% weighting in the S&P 500® Index and a 40% weighting in the Bloomberg US Aggregate Bond Index, calculated on a total return basis with dividends reinvested.

(2)
The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.

Management
Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.
Portfolio Managers. Stephen E. Grant has primary responsibility for the day-to-day management of the Fund’s equity portfolio and its asset allocation. Liane Rosenberg has primary responsibility for the day-to-day management of the fixed income portion of the Fund’s portfolio. Mr. Grant has been a portfolio manager of the Fund since 1993. Ms. Rosenberg has been a portfolio manager with the Adviser since 2009 and has been one of the Fund’s portfolio managers since 2012. Mitchell Appel, Chief Executive Officer of the Adviser, also serves as a portfolio manager of the Fund, providing oversight and support to Mr. Grant and the Fund’s investment team. He has been a portfolio manager of the Fund since 2024.
Purchase and sale of Fund shares
The minimum amount of an initial or additional investment in the Fund varies depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. The minimum initial investment in the Fund is $1,000 to purchase Investor Class shares and $100,000 to purchase Institutional Class shares. However, the minimum investment to purchase Institutional Class shares does not apply to certain fee-based advisory programs, group retirement plans and accounts, brokerage platforms which charge customized commissions, and other persons which the Fund has identified as “institutional investors.” See “How to choose a share class” on page 72.

Additional investments can be made in any amount. Investor Class shares are available for purchase via regular monthly investments of  $25 or more through Valu-Matic®. See “Special services” on page 82.
The Fund’s shares are redeemable and you may redeem your shares (sell them back to the Fund) through your broker-dealer, financial advisor or financial intermediary, by telephone or by mail by writing to: Value Line Funds, P.O. Box 219729, Kansas City, MO 64121-9729. See “How to sell shares” on page 77. In most cases, you may exchange your shares for shares of another Value Line mutual fund by accessing your account through www.vlfunds.com. See “By exchange” on page 78.
Tax information
The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.
Payments to broker-dealers and other financial intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

VALUE LINE CAPITAL APPRECIATION FUND SUMMARY
Investment objective
The Fund seeks capital appreciation and income consistent with its asset allocation. The Fund allocates its assets amongst equity securities, fixed income securities and money market instruments.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.18%	0.22%
Total Annual Fund Operating Expenses	1.08%	0.87%
Fee Waiver and Expense Reimbursement	0.00%	–0.04%(1)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.08%	0.83%

(1)
EULAV Asset Management (the “Adviser”) has agreed to pay or reimburse certain class-specific fees and expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) (the “Expense Limitation”). The Adviser may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Institutional Class’s expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated only with the agreement of the Fund’s Board.

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation is never terminated by the Fund’s Board.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Investor Class	$110	$343	$595	$1,317
Institutional Class	$85	$274	$478	$1,069
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal investment strategies of the Fund
To achieve the Fund’s investment objective, the Adviser invests not less than 50% of the Fund’s net assets in common or preferred stocks or securities convertible into common stock which may or may not pay dividends. The balance of the Fund’s net assets are primarily invested in U.S. government securities, investment grade debt securities rated at the time of purchase by Standard & Poor’s Financial Services, LLC from the highest (AAA) to medium (BBB) quality, or by Moody’s Investor Services, Inc. from the highest (Aaa) to Medium (Baa), other fixed income securities or cash equivalents. The Fund may also gain some of its exposure to debt securities through investment in exchange-traded funds (“ETFs”) and other investment companies investing in debt instruments. The Fund is actively managed by the Adviser, which seeks to purchase companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies of any market capitalization. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) to assist in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 1,700 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System.

The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio.
The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.
Incidental to its primary investment strategy, the Adviser may seek to hedge the Fund’s interest rate exposure, or to profit from anticipated movements in interest rates, by investing in futures contracts on U.S. government securities (such as interest rate futures on government bonds issued by the U.S.). The Adviser is not registered with the Commodity Futures Trading Commission as a commodity trading advisor or commodity pool operator and limits the aggregate amount of the Fund’s investments in commodity interests (such as futures contracts) to comply with an exemption from such registration.
Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund, you should carefully evaluate the risks.
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Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

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Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

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Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.

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Mortgage-Backed/Asset-Backed Securities Risk. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased interest rate risk, prepayment risk and extension risk.

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Ratings Reliance Risk. A rating by a nationally recognized statistical rating organization (“NRSRO”) represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings by NRSROs present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate.

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Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

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Focused Portfolio Risk. Because the Fund may invest a significant portion of its assets in a small number of securities, the Fund’s net asset value may be more volatile and the Fund’s investments may involve more risk than investing in a fund that holds a greater number of securities.

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Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

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Ranking System Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower-ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.

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Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage the Fund’s portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

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Inflation Risk. Debt securities (excluding inflation-indexed securities) are subject to long-term erosion in purchasing power, and such erosion may exceed any return received by the Fund with respect to a debt security.

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Below Investment Grade Credit Risk. Below investment grade securities (commonly called “high yield” or “junk” bonds) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness or the risky nature of an investment for which limited or no recourse to the issuer is provided. The market prices of these debt securities usually fluctuate more than that of investment grade debt securities and may decline more significantly in periods of general economic difficulty.

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Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are not backed by the full faith and credit of the U.S., and are neither issued nor guaranteed by the U.S. Treasury. Even securities that are backed by the full faith and credit of the U.S. may be adversely affected as to market prices and yields if the long-term sovereign credit rating of the U.S. is further downgraded.

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Interest Rate and Reinvestment Risk. The income on and market price of debt securities fluctuate with changes in interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the market prices of debt securities usually increase, but the Fund’s income tends to decline. Such decline follows quickly for most variable rate securities and eventually for fixed rate securities as the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, buy-back, call, etc.) at a lower rate of interest or return. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.

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Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often greater for corporate, mortgage-backed, asset-backed, and foreign government debt securities than for U.S. government debt securities.

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Prepayment and Extension Risk. Many debt securities give the issuer the option to prepay principal prior to maturity. During periods of falling interest rates, prepayments may accelerate and the Fund may be forced to reinvest the proceeds at a lower interest rate. When interest rates rise, the term of a debt security is at greater risk of extension because rates of prepayments fall and rates of late payments and defaults rise. Extending the duration of a security “locks in” lower interest rates if the extension occurs in a rising interest rate environment.

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Derivatives Risk. Investing in derivatives, including U.S. interest rate futures contracts, may increase the Fund’s volatility and risk of loss. Derivative positions typically are established with a small amount of cash relative to the total amount of investment exposure they generate, so the magnitude of any loss can be much greater than the amount originally invested by the Fund. The success of the Fund’s investments in interest rate futures contracts is dependent on the Adviser’s ability to correctly forecast the movement of interest rates. Even if the Adviser forecasts correctly, however, the success of the investment also depends on adequate correlation between the change in the relevant interest rate and the change in the value of the futures contract to the Fund. To the extent the Fund is investing in derivatives as a hedge, the success further depends on adequate correlation between the change in value of the futures contract and the change in the value of the portfolio position being hedged.
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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like when there is little or no active trading market. If a security cannot be sold by the Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.

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Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets.

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Market Disruption Risk. Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics (including COVID-19), natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and can affect the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar disruptive events in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

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Asset Allocation Risk. Asset allocation risk is the risk that the Fund’s selection and weighting of different asset classes within its portfolio will favor an asset class that performs poorly relative to other asset classes. Because the Fund’s weightings among different asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of stocks, debt securities and money market securities in its portfolio.

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Investment Company Risk. If the Fund invests in shares of another investment company, including an ETF, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs.

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Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyberattacks and/or technological malfunctions. Successful cyberattacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.
An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. For a more complete discussion of risk, please turn to page 62.
Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index), and a secondary custom index comprised of the returns of the S&P 500® Index (weighted 60%) and the Bloomberg US Aggregate Bond Index (weighted 40%). The Bloomberg US Aggregate Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.
Total Returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q2 2020	+31.59%
Worst Quarter:	Q2 2022	–22.15%

After-tax returns included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns for Periods Ended December 31, 2025
	1 year	5 years	10 years
Investor Class
Return before taxes	20.87%	8.10%	11.86%
Return after taxes on distributions	18.97%	6.65%	10.18%
Return after taxes on distributions and sale of Fund shares	13.27%	5.99%	9.24%
Institutional Class
Return before taxes	21.07%	8.36%	12.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)	13.70%	8.47%	9.78%

(1)
This secondary custom index is composed of a 60% weighting in the S&P 500® Index and a 40% weighting in the Bloomberg US Aggregate Bond Index, calculated on a total return basis with dividends reinvested.

Management
Investment Adviser. The Fund’s investment adviser is EULAV Asset Management.
Portfolio Managers. Cindy Starke has primary responsibility for the day-to-day management of the Fund’s equity portfolio and allocation of the Fund’s assets. Liane Rosenberg has primary responsiblity for the day-to-day management of the fixed income portion of the Fund’s portfolio. Ms. Starke has been a portfolio manager of the Fund since 2014; Ms. Rosenberg has been a portfolio manager of the Fund since 2011. Mitchell Appel, Chief Executive Officer of the Adviser, also serves as a portfolio manager of the Fund, providing oversight and support to the Fund’s investment team. He has been a portfolio manager of the Fund since 2024.

Purchase and sale of Fund shares
The minimum amount of an initial or additional investment in the Fund varies depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. The minimum initial investment in the Fund is $1,000 to purchase Investor Class shares and $100,000 to purchase Institutional Class shares. However, the minimum investment to purchase Institutional Class shares does not apply to certain fee-based advisory programs, group retirement plans and accounts, brokerage platforms which charge customized commissions, and other persons which the Fund has identified as “institutional investors.” See “How to choose a share class” on page 72.
Additional investments can be made in any amount. Investor Class shares are available for purchase via regular monthly investments of  $25 or more through Valu-Matic®. See “Special services” on page 81.
The Fund’s shares are redeemable and you may redeem your shares (sell them back to the Fund) through your broker-dealer, financial advisor or financial intermediary, by telephone or by mail, by writing to: Value Line Funds, P.O. Box 219729, Kansas City, MO 64121-9729. See “How to sell shares” on page 77. In most cases, you may exchange your shares for shares of another Value Line mutual fund by accessing your account through vlfunds.com. See “By exchange” on page 78.
Tax information
The Fund’s distributions generally are taxable as ordinary income or capital gains for federal income tax purposes, unless you are tax exempt or investing through a tax-deferred account, such as a 401(k) plan or an IRA.
Payments to broker-dealers and other financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING
PRINCIPAL INVESTMENT STRATEGIES
VALUE LINE SMALL CAP OPPORTUNITIES FUND, INC.
Investment objective
The Fund’s investment objective is long-term growth of capital. No consideration is given to current income in the choice of investments. Although the Fund will strive to achieve this investment objective, there is no assurance that it will succeed.
Principal investment strategies
You should consider an investment in the Fund to be a long-term investment that will best meet its objective when held for a number of years.
Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets in stocks of U.S. companies with small market capitalizations. This 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.
The Fund defines “stocks of U.S. companies” as companies that do business in the U.S., are organized in the U.S. or whose stock is traded on a U.S. exchange or over-the-counter market. Although there is not a universal definition, the Fund considers a “small market capitalization company,” to be a company with a market capitalization that is less than the value of the largest capitalization company in the Russell 2000 Index or $12 billion, whichever is greater. The market capitalizations of companies within the Russell 2000 Index change and, as of March 31, 2026, the largest stock by market capitalization was $63.6 billion. Small-growth portfolios focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These portfolios tend to favor companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast-growing and often richly valued, their stocks tend to be volatile. A company’s categorization is based on its market capitalization at the time of purchase by the Fund.
While the Fund is actively managed by the Adviser, the Adviser utilizes the rankings of companies by the Ranking Systems to assist in selecting equity securities for purchase or sale. The Value Line TimelinessTM Ranking System has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings, among other factors. The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks, including those with large-, mid- and small-market capitalizations, recently approximating 90% of the market capitalization of all stocks traded on U.S. securities exchanges. On a scale of 1 (highest) to 5 (lowest), the Timeliness Rankings compare an estimate of the probable market performance of each stock during the coming six to twelve months to that of all 1,700 stocks covered. The Timeliness Rankings are updated weekly to reflect the most recent information.

The Value Line PerformanceTM Ranking System for common stocks was introduced in 1995. The universe of stocks followed by the Value Line Performance Ranking System consists of approximately 1,700 stocks of companies with smaller and mid-sized market capitalizations as defined by Value Line. The Performance Ranking System uses a scale of 1 (highest) to 5 (lowest) to compare an estimate of the probable market performance of each stock during the coming six to twelve months to that of all 1,700 stocks covered.
Neither Ranking System eliminates market risk, but the Adviser believes that they provide objective standards for determining expected relative performance over the next six to twelve months. The utilization of the Ranking Systems is no assurance that the Fund will perform similarly to or more favorably than the market in general over any particular period.
While the Adviser utilizes the rankings of companies by the Ranking Systems in selecting stocks for the Fund, it has broad discretion in managing the Fund’s portfolio, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.
For additional information regarding the Fund’s investment strategies and associated risks, please see “All Funds - Additional Information Regarding Non-Principal Investment Strategies” on page 61 and the Fund’s Statement of Additional Information (“SAI”).

ADDITIONAL INFORMATION REGARDING
PRINCIPAL INVESTMENT STRATEGIES
VALUE LINE MID CAP FOCUSED FUND, INC.
Investment objective
The Fund’s sole investment objective is long-term growth of capital. Although the Fund will strive to achieve its investment objective, there is no assurance that it will succeed.
Principal investment strategies
You should consider an investment in the Fund to be a long-term investment that will best meet its objectives when held for a number of years.
Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets in common stocks and other equity securities of mid-sized companies. This 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. The Fund considers companies to be mid-sized if they have market capitalizations between $10 billion and $90 billion at the time of purchase.
The Fund is actively managed by the Adviser, which seeks to purchase mid-cap growth companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies that have smaller or larger capitalizations than mid-sized companies. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings, among other factors.
The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks, including those with large-, mid- and small-market capitalizations, recently approximating 90% of the market capitalization of all stocks traded in U.S. securities exchanges. On a scale of 1 (highest) to 5 (lowest), the Timeliness Rankings compare an estimate of the probable market performance of each stock during the coming six to twelve months to that of all of the approximately 1,700 stocks covered. The Timeliness Rankings are updated weekly to reflect the most recent information.
The Ranking System does not eliminate market risk, but the Adviser believes that it provides objective standards for determining expected relative performance over the next six to twelve months. Under normal circumstances, the Fund’s portfolio will generally consist of positions in 25 to 50 companies. All the stocks followed by the Ranking System are listed on U.S. stock exchanges or traded in the U.S. over-the-counter markets or on the Toronto Stock Exchange.

The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.
For additional information regarding the Fund’s investment strategies and associated risks, please see “All Funds - Additional Information Regarding Non-Principal Investment Strategies” on page 61 and the Fund’s Statement of Additional Information (“SAI”).

ADDITIONAL INFORMATION REGARDING
PRINCIPAL INVESTMENT STRATEGIES
VALUE LINE SELECT CORE FUND, INC.
Investment objective
The Fund’s sole investment objective is long-term growth of capital. Although the Fund will strive to achieve its investment objective, there is no assurance that it will succeed.
Principal investment strategies
You should consider an investment in the Fund to be a long-term investment that will best meet its objective when held for a number of years. The following is a description of how the Adviser pursues the Fund’s objective.
To achieve the Fund’s investment objective, the Adviser invests the Fund’s assets in a diversified core portfolio of U.S. equity securities with favorable growth prospects, selected using a disciplined quantitative optimization process. Under normal circumstances, the Fund purchases companies with market capitalization greater than $15 billion at the time of purchase and the Fund ’s portfolio will generally consist of 30 to 70 positions. However, the Fund may invest in small, mid or large capitalization companies, including foreign companies.
The Fund invests primarily in companies that the Adviser believes demonstrates attractive risk-adjusted-return potential. The investment strategy combines fundamental market data with proprietary portfolio construction techniques designed to identify securities with favorable characteristics, including earnings quality, valuation, momentum, financial strength, and diversification benefits. The Fund’s optimization framework evaluates expected return, volatility, and correlation among holdings to construct a diversified portfolio intended to improve overall portfolio efficiency and potential return while managing downside risk. There are no set limitations of investment according to a company’s size or to a sector weighting.
During the investment selection process, the Adviser utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest).
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

For additional information regarding the Fund’s investment strategies and associated risks, please see “All Funds - Additional Information Regarding Non-Principal Investment Strategies” on page 61 and the Fund’s Statement of Additional Information (“SAI”).

ADDITIONAL INFORMATION REGARDING
PRINCIPAL INVESTMENT STRATEGIES
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.
Investment objective
The Fund’s sole investment objective is long-term growth of capital. Although the Fund will strive to achieve its investment objective, there is no assurance that it will succeed.
Principal investment strategies
You should consider an investment in the Fund to be a long-term investment that will best meet its objective when held for a number of years. The following is a description of how the Adviser pursues the Fund’s objective.
The Fund is actively managed by the Adviser, which seeks to purchase growth companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments and the Fund may invest in companies of any market capitalization. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings, among other factors.
The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks, including those with large-, mid- and small-market capitalizations, recently approximating 90% of the market capitalization of all stocks traded in U.S. securities exchanges. On a scale of 1 (highest) to 5 (lowest), the Timeliness Rankings compare an estimate of the probable market performance of each stock during the coming six to twelve months to that of all of the approximately 1,700 stocks covered. The Timeliness Rankings are updated weekly to reflect the most recent information.
The Ranking System does not eliminate market risk, but the Adviser believes that it provides objective standards for determining expected relative performance over the next six to twelve months. Under normal circumstances, the Fund’s portfolio will generally consist of positions in 25 to 50 companies. The Adviser considers companies with market capitalization of greater than $10 billion to be larger companies. The Adviser may sell securities for a variety of reasons including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses, or redeploy assets into more promising investment opportunities.

The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.
For additional information regarding the Fund’s investment strategies and associated risks, please see “All Funds - Additional Information Regarding Non-Principal Investment Strategies” on page 61 and the Fund’s Statement of Additional Information (“SAI”).

ADDITIONAL INFORMATION REGARDING
PRINCIPAL INVESTMENT STRATEGIES
VALUE LINE ASSET ALLOCATION FUND, INC.
Investment objective
The Fund’s investment objective is to achieve a high total investment return (current income and capital appreciation) consistent with reasonable risk. For this purpose, risk takes into account volatility and other factors as determined by the Adviser. Although the Fund will strive to achieve its investment objective, there is no assurance that it will succeed.
Principal investment strategies
You should consider an investment in the Fund to be a long-term investment that will best meet its objective when held for a number of years. The following is a description of how the Adviser pursues the Fund’s objective.
The Adviser attempts to achieve the Fund’s objective by following an asset allocation strategy that enables the Adviser to periodically shift the assets of the Fund among three types of securities: (a) common stocks, (b) debt securities with maturities of more than one year (principally rated investment grade) and (c) money market instruments, which the Fund defines as debt securities with maturities of less than one year. Allocation of the Fund’s assets among these types of securities is determined by the Adviser using data derived from a proprietary stock market model which Value Line, Inc. developed and other factors which the Adviser deems appropriate. There are no limits on the percentage of the Fund’s assets that can be invested in common stocks, debt or money market securities. When the asset allocation model indicates a preference for common stocks, the percentage of the Fund’s total assets invested in common stocks will be increased. Similarly, if the expected total return from common stocks is poor, then a greater percentage of the Fund’s assets will be invested in debt or money market securities. The Fund is typically weighted towards common stocks over debt and money market securities.
Investment in Equity Securities. The Fund is actively managed by the Adviser. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Ranking Systems to assist in selecting equity securities for purchase or sale. The Value Line TimelinessTM Ranking System has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings, among other factors. The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks, including those with large-, mid- and small-market capitalizations, recently approximating 90% of the market capitalization of all stocks traded on U.S. securities exchanges. On a scale of 1 (highest) to 5 (lowest), the Timeliness Rankings compare an estimate of the probable market performance of each stock during the coming six to twelve months to that of all 1,700 stocks covered. The Timeliness Rankings are updated weekly.

The Value Line PerformanceTM Ranking System for common stocks was introduced in 1995. The universe of stocks followed by the Value Line Performance Ranking System consists of approximately 1,700 stocks of companies with smaller and mid-sized market capitalizations as defined by Value Line. The Performance Ranking System uses a scale of 1 (highest) to 5 (lowest) to compare an estimate of the probable market performance of each stock during the coming six to twelve months to that of all 1,700 stocks covered.
Neither Ranking System eliminates market risk, but the Adviser believes that they provide objective standards for determining expected relative performance over the next six to twelve months. The utilization of the Ranking Systems is no assurance that the Fund will perform similarly to or more favorably than the market in general over any particular period. While the Adviser utilizes the rankings of companies by the Ranking Systems in selecting stocks for the Fund, it has broad discretion in managing the Fund’s portfolio, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser analyzes the stocks provided by the Ranking Systems and determines those in which the Fund shall invest and in what amounts such investments shall be made taking into account the potential risk and reward of each investment.
Investment in Debt Securities. The debt securities in which the Fund invests are principally, as measured by the number and total value of purchases, investment grade debt securities issued by U.S. corporations rated within one of the four highest categories of a nationally recognized statistical rating organization (that is, rated BBB or higher by Standard & Poor’s Rating Group or an equivalent rating by another rating organization, or, if not rated, believed by the Adviser to be of equivalent credit quality). On occasion, the Fund may invest in debt securities rated below BBB which may have certain speculative characteristics and in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) or securities issued or guaranteed by U.S. government agencies or instrumentalities, including mortgage-backed securities issued by government-sponsored enterprises as well as fixed income securities of non-U.S. companies issuing dollar-denominated debt. These obligations, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the U.S. Agencies and instrumentalities which issue or guarantee securities include: the Federal Farm Credit System and the Federal Home Loan Banks, the Tennessee Valley Authority, the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Government National Mortgage Association, Farmers Home Administration, and the Export-Import Bank. The Fund may also gain some of its exposure to debt securities through investment in exchange-traded funds (“ETFs”) and other investment companies investing in debt instruments.

In selecting debt securities, the Adviser evaluates the credit quality of the debt security and its value relative to comparable securities as well as its historic trading level. The Fund may, but need not, sell a debt security if its rating falls below the four highest categories. The Fund may invest in debt securities with either fixed or variable reset terms.
Investment in Money Market Securities. The short-term instruments in which the Fund invests are primarily U.S. government obligations and repurchase agreements.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.
For additional information regarding the Fund’s investment strategies and associated risks, please see “All Funds - Additional Information Regarding Non-Principal Investment Strategies” on page 61 and the Fund’s Statement of Additional Information (“SAI”).

ADDITIONAL INFORMATION REGARDING
PRINCIPAL INVESTMENT STRATEGIES
VALUE LINE CAPITAL APPRECIATION FUND, INC.
Investment objective
The Fund seeks capital appreciation and income consistent with its asset allocation. The Fund allocates its assets amongst equity securities, fixed income securities and money market instruments. Although the Fund will strive to achieve its investment objective, there is no assurance that it will succeed.
Principal investment strategies
You should consider an investment in the Fund to be a long-term investment that will best meet its objectives when held for a number of years. The following is a description of how the Adviser pursues the Fund’s objective.
The Adviser analyzes economic and market conditions to assist in determining the asset allocation amongst equity securities, fixed income securities and money market instruments. To achieve the Fund’s investment objective, not less than 50% of the Fund’s net assets are invested in common or preferred stocks or securities convertible into common stock which may or may not pay dividends.
The Fund is actively managed by the Adviser, which seeks to purchase companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies of any market capitalization. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Ranking Systems to assist in selecting securities for purchase or sale. The Value Line Timeliness™ Ranking System has evolved after many years of research and has been used in substantially its present form since 1965. It is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the last reported earnings deviated from estimated earnings, among other factors.
The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks, including those with large-, mid- and small-market capitalizations, recently approximating 90% of the market capitalization of all stocks traded in U.S. securities exchanges. On a scale of 1 (highest) to 5 (lowest), the Timeliness Rankings compare an estimate of the probable market performance of each stock during the coming six to twelve months to that of all of the approximately 1,700 stocks covered. The Timeliness Rankings are updated weekly to reflect the most recent information.
The Value Line Performance™ Ranking System (the “Performance Ranking System”) for common stocks was introduced in 1995. The universe of stocks followed by the Performance Ranking System consists of approximately 1,700 stocks of companies with smaller market capitalizations (under $1 billion) and mid-sized market capitalizations (between $1 billion and $5 billion). This stock ranking system relies on factors similar to those found in the Value Line Timeliness Ranking System except that it does not utilize earnings estimates. The Performance Ranking System uses a scale of 1 (highest) to 5 (lowest) to compare an estimate of the probable market performance of each stock during the coming six to twelve months to that of all of the approximately 2,900 stocks covered.
Neither Ranking System eliminates market risk, but the Adviser believes that they provide objective standards for determining expected relative performance of a stock for the next six to twelve months. Apart from the diversification requirements of the Investment Company Act of 1940 (which generally means that it will not invest more than 5% of its total assets in the stocks of any one company), the Fund is not subject to any limit on the percentage of its assets that may be invested in any particular stock. Although the Fund can invest in companies of any size, it generally, as measured by the number and total value of purchases, invests in U.S. securities issued by larger, more established companies (those with a market capitalization of more than $5 billion).
The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.
The Fund may invest a portion (up to 50%) of its net assets in U.S. government securities, money market securities and debt securities rated at the time of purchase within the four highest grades assigned by a national rating organization or, if not rated, believed by the Adviser to be of equivalent credit quality. In selecting debt securities, the Adviser evaluates the credit quality of the debt security and its value relative to comparable securities as well as its historic trading level.
The Fund may also gain some of its exposure to debt securities through investment in exchange-traded funds (“ETFs”) and other investment companies investing in debt instruments.
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
For additional information regarding the Fund’s investment strategies and associated risks, please see “All Funds - Additional Information Regarding Non-Principal Investment Strategies” on page 61 and the Fund’s Statement of Additional Information (“SAI”).

ALL FUNDS - ADDITIONAL INFORMATION REGARDING
NON-PRINCIPAL INVESTMENT STRATEGIES
Non-principal investment strategies
Each of Value Line Small Cap Opportunities Fund, Value Line Mid Cap Focused Fund, Value Line Select Core Fund, Value Line Larger Companies Focused Fund, Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund (each, a “Fund” and collectively, the “Funds”) may engage in certain investment strategies in addition to the Fund’s principal investment strategies. The strategies described below apply to all the Funds unless otherwise specified.
Temporary defensive position. From time to time in response to adverse market, economic, political or other conditions, each Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. This could help the Fund avoid losses, but it may have the effect of reducing the Fund’s income or capital appreciation, or both. If this occurs, the Fund may not achieve its investment objectives.
Securities lending. From time to time, each Fund may lend a portion of its portfolio securities to institutional investors. This could help the Fund produce additional income.
Rule 144A securities. (Value Line Small Cap Opportunities Fund, Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) The Fund may purchase certain securities (“Rule 144A securities”) for which there is a secondary market of qualified institutional buyers, as contemplated by Rule 144A under the Securities Act of 1933. Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to qualified institutional buyers.
Derivatives. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) Incidental to its primary investment strategy, the Adviser may seek to hedge the Fund’s interest rate exposure, or to profit from anticipated movements in interest rates, by investing in futures contracts on U.S. government securities (such as interest rate futures on government bonds issued by the U.S.). The Adviser is not registered with the Commodity Futures Trading Commission as a commodity trading advisor or commodity pool operator and limits the aggregate amount of the Fund’s investments in commodity interests (such as futures contracts) to comply with an exemption from such registration.
Portfolio turnover. Each Fund may engage in active and frequent trading of portfolio securities in order to take advantage of better investment opportunities to achieve its investment objectives. This strategy would result in higher brokerage commissions and other expenses and may negatively affect the Fund’s performance. Portfolio turnover may also result in capital gain distributions that could increase your income tax liability. See “Financial Highlights” for each Fund’s most current portfolio turnover rate.

There are other non-principal investment strategies and associated risks discussed in the SAI.

ADDITIONAL INFORMATION REGARDING PRINCIPAL RISKS
The principal risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in a Fund, you should carefully evaluate the risks. The price of Fund shares will increase and decrease according to changes in the value of a Fund’s investments. The principal risks described below apply to all the Funds unless otherwise specified.
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Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.

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Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

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Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. Reasons related directly to the issuer include the performance of its management, financial leverage, or reduced demand for the issuer’s goods and services. General movements in the equity markets occur in response to broader economic events, like changing interest rates and monetary policy. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

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Derivatives Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) Investing in derivatives, including U.S. interest rate futures contracts, may increase the Fund’s volatility and risk of loss. Derivative positions typically are established with a small amount of cash relative to the total amount of investment exposure they generate, so the magnitude of any loss can be much greater than the amount originally invested by the Fund. The Fund is required to segregate liquid assets to “cover” its obligations under these transactions and may be forced to liquidate the Fund’s derivative positions or other attractive investments at inopportune times to fulfill the segregation requirements. The success of the Fund’s investments in interest rate futures contracts is dependent on the Adviser’s ability to correctly forecast the movement of interest rates. Even if the Adviser forecasts correctly, however, the success of the investment also depends on adequate correlation between the change in the interest rate and the change in value of the futures contract to the Fund. To the extent the Fund is investing in derivatives as a hedge, the success further depends on adequate correlation between the change in value of the futures contract and the change in value of the portfolio position being hedged. Some of the many potential causes for imperfect correlation include temporary market distortions, disruptions at the listing exchange or clearing facility, government intervention, or reduced liquidity.
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Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that a Fund would like when there is little or no active trading market. If a security cannot be sold by a Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.

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Foreign Investments Risk. (all but Value Line Small Cap Opportunities Fund) Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests. Other risks associated with foreign financial markets and legal institutions include unfavorable trading, settlement or custodial practices, less government supervision, less publicly available information, less stringent investor protection standards, limited legal redress for violations of law, and more limited trading markets. These risks tend to be magnified in emerging markets (as compared to the U.S. market or developed foreign markets).

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Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors. When the Fund invests significant assets in the securities of issuers in one or more market sectors, volatility in a sector will have a greater impact on the Fund than it would on a fund that has securities representing a broader range of investments. Although none of the Funds concentrates in any industry, Value Line Small Cap Opportunities Fund has invested heavily at times in the industrial sector, which is highly sensitive to economic cycles, commodity prices, supply chain disruptions, and operational and regulatory headwinds.

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Focused Portfolio Risk. (all Funds other than Value Line Small Cap Opportunities Fund and Value Line Asset Allocation Fund) Because the Fund may invest a significant portion of its assets in a small number of securities, the Fund’s net asset value may be more volatile and the Fund’s investments may involve more risk than investing in a fund that holds a greater number of securities. Changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

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Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. Small and mid-sized companies generally have narrower product lines, more limited financial resources, less experienced and relatively small management groups, and unproven track records, which may cause them to be more sensitive to changing economic, market, and industry conditions. In addition, small and mid-sized companies typically are subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small and mid-sized company stocks tend to rise and fall in value more frequently and to a greater degree than the prices of larger company stocks, especially over the short term. Although investing in small and mid-sized companies offers potential for above-average returns, these companies may not succeed, and the value of their stock could decline significantly. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.
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Credit Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. The perceived credit risk of an investment also influences its price, and the price of a Fund’s debt securities may fall if they are inaccurately perceived by the market to present a different amount of credit risk than they actually do. Credit risk is often greater for corporate, mortgage-backed, asset-backed, and foreign government debt securities than for U.S. government debt securities. Credit risk is also generally greater where less information is publicly available, where fewer covenants safeguard the investors’ interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party’s ability to meet obligations is speculative.

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Interest Rate and Reinvestment Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) The income on and market price of debt securities fluctuate with changes in interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. This occurs because new debt securities are likely to be issued with higher yields as interest rates rise, making the old or outstanding debt securities less attractive. Rising interest rates may also cause a Fund’s income from certain asset-backed securities and high-yield debt securities (also known as “junk” bonds) to fall because the rate of default and delayed payment on underlying obligations generally increases as underlying borrowers must pay higher interest rates. When interest rates fall, the market prices of debt securities usually increase, but the Fund’s income tends to decline. Such decline follows quickly for most variable rate securities and eventually for fixed rate securities as a Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, buy-back, call, etc.) at a lower rate of interest or return. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.

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Ranking System Risk. The Adviser’s use of the results of the Ranking Systems in managing a Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower-ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.
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Active Management Risk. Because each Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

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Ratings Reliance Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) A rating by a nationally recognized statistical rating organization (“NRSRO”) represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings by NRSROs present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

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Market Disruption Risk. Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics (including COVID-19), natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and can affect the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar disruptive events in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

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Prepayment and Extension Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) Many debt securities give the issuer the option to prepay principal prior to maturity. During periods of falling interest rates, prepayments may accelerate and the Fund may be forced to reinvest the proceeds at a lower interest rate. When interest rates rise, the term of a debt security is at greater risk of extension because rates of prepayments fall and rates of late payments and defaults rise. Extending the duration of a security “locks in” lower interest rates if the extension occurs in a rising interest rate environment.

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Government Securities Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are not backed by the full faith and credit of the U.S., and are neither issued nor guaranteed by the U.S. Treasury. The maximum potential liabilities of the instrumentalities that issue some U.S. government securities may exceed the current resources of such instrumentalities, including their legal right to receive support from the U.S. Treasury. Consequently, although such instruments are U.S. government securities, it is possible that these issuers will not have the funds to meet their payment obligations in the future. Even securities that are backed by the full faith and credit of the U.S. may be adversely affected as to market prices and yields if the long-term sovereign credit rating of the U.S. is further downgraded.
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Below Investment Grade Credit or High Yield Securities Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) Below investment grade securities (commonly called “high yield” or “junk” bonds) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness or the risky nature of an investment for which limited or no recourse to the issuer is provided. The income on and market prices of these debt securities usually fluctuate more than that of investment grade debt securities and may decline more significantly in periods of general economic difficulty. High yield debt instruments are more vulnerable to changes in interest rates and inflation, in part because leveraged or overextended issuers and investments are more sensitive to adverse changes. Below investment grade securities also tend to pose greater risks of illiquidity than higher-quality securities. Many are not registered for sale under the Securities Act of 1933 and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. As a result, high yield debt instruments also generally pose a greater risk of being valued incorrectly by the market or the Fund.

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Mortgage-Backed/Asset-Backed Securities Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased interest rate risk, prepayment risk and extension risk. The Fund’s investments in mortgage-backed and asset-backed securities may cause the Fund’s indirect exposure to a given industry or group of industries to exceed the limit on concentration set forth in the Fund’s investment restrictions. This is because the Fund does not count mortgage-backed or asset-backed securities as an investment in any particular industry or group of industries for purposes of the Fund’s industry concentration restrictions. The market for some mortgage-backed or asset-backed securities may be, or rapidly become, illiquid, and certain of these securities are at greater risk of being valued incorrectly by the market or the Fund.

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Inflation Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) The market price of the Fund’s debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities (excluding inflation-indexed securities) are subject to long-term erosion in purchasing power and such erosion may exceed any return received by the Fund with respect to a debt security. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because interest rates on variable rate debt securities may increase as inflation increases.

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Asset Allocation Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) Asset allocation risk is the risk that the Fund’s selection and weighting of different asset classes within its portfolio will favor an asset class that performs poorly relative to other asset classes. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities. Because the Fund’s weightings among different asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of stocks, debt securities and money market securities in its portfolio. Such variation in risks may be greater for an investment in the Fund than an investment in funds holding a single asset class.
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Investment Company Risk. (Value Line Asset Allocation Fund and Value Line Capital Appreciation Fund only) If the Fund invests in shares of another investment company, including an exchange-traded fund (“ETF”), shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. When the Fund invests in passively managed ETFs, the objective of the ETF is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed fund, such as the Fund, would not do so. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

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Cybersecurity Risk. The Fund and its service providers are susceptible to operational and information security risks due to cybersecurity incidents. As the use of technology becomes more prevalent in the course of business, the Funds become more susceptible to operational, financial and information security risks resulting from cyberattacks and/or technological malfunctions. Cyberattacks have occurred and will continue to occur. Cyberattacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cybersecurity breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Successful cyberattacks and/or technological malfunctions affecting a Fund or its service providers (including, but not limited to, its investment adviser, administrator, transfer agent, and custodian or their agents) can result in: financial losses to the Fund and its shareholders; the inability of the Fund to transact business with its shareholders; delays or mistakes in the calculation of the Fund’s net asset value or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; the release of private shareholder information or confidential Fund information; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and reimbursement or other compensation or remediation costs, legal fees and other expenses. Similar types of cybersecurity risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment therein to lose value. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since each Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

An investment in any of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Please see the SAI for a further discussion of risks. Information on each Fund’s recent portfolio holdings can be found in the Fund’s current annual, semi-annual or quarterly reports. A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is also available in the SAI.

WHO MANAGES THE FUNDS
The business and affairs of the Funds are managed by each Fund’s officers under the oversight of the Funds’ Board of Directors.
Investment Adviser
The Funds’ investment adviser is EULAV Asset Management, a Delaware statutory trust, located at 1605 Main Street, Suite 912, Sarasota, FL 34236. The Adviser also acts as investment adviser to the Value Line mutual funds with combined assets of approximately $3.5 billion as of March 31, 2026.
Management fees
For providing advisory services to each Fund and managing its investments for the year ended December 31, 2025, the Adviser was paid an advisory fee equal to an annualized percentage of each Fund’s average daily net assets set forth below.
Value Line Small Cap Opportunities Fund	0.75%
Value Line Mid Cap Focused Fund	0.65%
Value Line Select Core Fund	0.73%
Value Line Larger Companies Focused Fund	0.73%
Value Line Asset Allocation Fund	0.64%
Value Line Capital Appreciation Fund	0.65%
A discussion regarding the basis for the Funds’ Board of Directors’ approval of the investment advisory agreement is available in the Fund’s most recent Form N-CSR filing for the period ended June 30.

Portfolio management
Fund	Portfolio Manager	Additional Information
Value Line Small Cap Opportunities Fund	Stephen E. Grant Mitchell E. Appel
Stephen E. Grant has primary responsibility for the day-to-day management of the Fund’s portfolio and has been the Fund’s portfolio manager since 1998. Mitchell E. Appel has served as a portfolio manager for the Fund since 2024.

Value Line Mid Cap Focused Fund	Stephen E. Grant Mitchell E. Appel
Stephen E. Grant has primary responsibility for the day-to-day management of the Fund’s portfolio and has been the Fund’s portfolio manager since 2009. Mitchell E. Appel has served as a portfolio manager for the Fund since 2024.

Value Line Select Core Fund	Stephen E. Grant Mitchell E. Appel Nathan Eigerman
Stephen E. Grant, Mitchell E. Appel and Nathan Eigerman share primary responsibility for the day-to-day management of the Fund’s portfolio. Mr. Grant has been the Fund’s portfolio manager since 1996. Mitchell E. Appel has been a portfolio manager of the Fund since 2024. Mr. Eigerman has been a portfolio manager with the Adviser since 2025 and one of the Fund’s portfolio managers since 2026.

Value Line Larger Companies Focused Fund	Cindy Starke Mitchell E. Appel
Cindy Starke has primary responsibility for the day-to-day management of the Fund’s portfolio and has been the Fund’s portfolio manager since 2014. Mitchell E. Appel has served as a portfolio manager for the Fund since 2024.

Value Line Asset Allocation Fund	Stephen E. Grant Liane Rosenberg Mitchell E. Appel
Stephen E. Grant has primary responsibility for the day-to-day management of the Fund’s equity portfolio and its asset allocation. Liane Rosenberg has primary responsibility for the day-to-day management of the fixed income portion of the Fund’s portfolio. Mr. Grant has been the Fund’s portfolio manager since 1993. Ms. Rosenberg has been one of the Fund’s portfolio managers since 2012. Mitchell E. Appel has served as a portfolio manager for the Fund since 2024.

Fund	Portfolio Manager	Additional Information
Value Line Capital Appreciation Fund	Cindy Starke Liane Rosenberg Mitchell E. Appel
Cindy Starke has primary responsibility for the day-to-day management of the Fund’s equity portfolio and allocation of the Fund’s assets and has been a portfolio manager of the Fund since 2014. Liane Rosenberg has primary responsibility for the day-to-day management of the fixed income portion of the Fund’s portfolio. Ms. Rosenberg has been a portfolio manager of the Fund since 2011. Mitchell E. Appel has served as a portfolio manager for the Fund since 2024.

Mr. Grant has been a portfolio manager with the Adviser or its predecessor since 1991. Ms. Starke has been a portfolio manager with the Adviser since 2014.
Ms. Rosenberg has been a portfolio manager with the Adviser since 2009.
Mr. Appel has been Chief Executive Officer of the Adviser since 2009 and has been a portfolio manager with the Adviser since 2024.
Mr. Eigerman has been a portfolio manager with the Adviser since 2025. From 2015 to 2022, Mr. Eigerman was a portfolio manager and Co-CIO at 3D/L Financial Group; from 2022 to 2025, Mr. Eigerman was Director of Quantitative Research at Value Line, Inc.
There is additional information in the SAI about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares.

ABOUT YOUR ACCOUNT
How to choose a share class

Each Fund is offering the class or classes of shares indicated in its “Summary” section. Because each Fund offers more than one class of shares pursuant to this prospectus, you should choose the class that best suits your investment needs. Each class of shares in a Fund represents an interest in the same portfolio of investments. The main differences between the classes are minimum purchase amounts, ongoing fees and distribution channels through which shares of the classes may be purchased. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given the amount of your purchase. Not all share classes may be available for purchase in all states or from all financial intermediaries. Your financial intermediary may receive different compensation depending upon which class you choose. You should consult your financial intermediary for more information.
Investor Class
The minimum investment in a Fund to purchase Investor Class shares is $1,000. Additional investments can be made in any amount. Regular monthly investments of $25 or more may be made through Valu-Matic® as described in “Special services” on page 81.
Each Fund has adopted, on behalf of the Investor Class, a Service and Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Under each Plan, EULAV Securities LLC (the “Distributor”) is paid Rule 12b-1 fees from Investor Class assets at the annual rate of 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. The Rule 12b-1 fees are used by the Distributor for its expenses relating to the distribution, marketing and administrative services provided under the Plan. The Distributor also makes payments to broker-dealers, banks, financial institutions and other organizations which provide distribution, marketing and administrative services with respect to the applicable Fund’s shares. Such services may include, among other things, answering investor inquiries regarding a Fund, processing new shareholder account applications and redemption transactions, responding to shareholder inquiries, and such other services as a Fund may request to the extent permitted by applicable statute, rule or regulation. The Plans also recognize that the Adviser may make payments for such services out of its advisory fee, its past profits or any other source available to it. The fees payable to the Distributor under the Plans are payable without regard to actual expenses incurred which means that the Distributor may earn a profit under the Plan.
Because Rule 12b-1 fees are paid out of the assets of the Investor Class on an ongoing basis, over time these fees will increase the cost of an investment in Investor Class shares and may cost you more than if you purchased Institutional Class shares.

Institutional Class
Institutional Class shares do not pay Rule 12b-1 distribution and service fees. Subject to the exceptions noted below, the minimum investment in a Fund to purchase Institutional Class shares is $100,000. In the case of the last exception, your brokerage platform may charge additional fees or commissions other than those disclosed in this prospectus, such as a transaction fee or other fee for its services.
Notwithstanding the foregoing, no minimum investment in a Fund is required for the following persons to purchase Institutional Class shares in a Fund offering such shares:
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Investors in fee-based investment advisory programs sponsored by a broker-dealer or other financial institution that have entered into a special arrangement with the Fund and/or the Distributor specifically for such purchases, provided that the program invests in the Fund through an omnibus account.

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Employer-sponsored retirement or benefit plans that invest in the Fund through an omnibus account, directly or through an intermediary, provided that, in the case of investment through an intermediary, the intermediary has entered into a special arrangement with the Fund and/or the Distributor specifically for that purpose.

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Retirement and non-retirement accounts on brokerage platforms which charge their own customized commissions for services provided in connection with the sale of Institutional Class shares, provided the broker-dealer has entered into a special arrangement with the Fund and/or the Distributor specifically for that purpose.

Financial intermediaries should contact the Distributor to determine whether the intermediary may be eligible to offer Institutional Class shares.
Exchanges
You may exchange shares of a particular class of your Fund for shares of the same class of another Value Line mutual fund or any other funds offered through the Distributor, provided that such fund offers the same class of shares and your investment in such fund satisfies the minimum investment and any other criteria necessary to purchase such class of shares of that fund. If the other fund does not offer multiple classes, you may still obtain shares of such fund in exchange for your Fund shares, provided you satisfy any applicable criteria for purchasing shares of such fund. See “By exchange” on page 78.
Conversion
You may be eligible to convert your Investor Class shares of a Fund into Institutional Class shares of that Fund if your investment in the Fund appreciates in value, or increases through additional purchases or exchanges, to exceed any applicable minimum investment for purchasing Institutional Class shares of such Fund. Consult with your intermediary or Shareholder Services at 800-243-2729 to determine if your Investor Class shares are eligible for conversion into Institutional Class shares of a Fund.

If you hold Institutional Class shares of a Fund, and exchanges or redemptions from the Fund cause the balance of your investment to fall below any applicable minimum investment for purchasing Institutional Class shares, you may be asked to bring the balance of your shares up to the minimum within 30 days. If your account is not brought up to the minimum, the Fund may convert your Institutional Class shares into Investor Class shares or redeem all of your shares and close your account. See “Account minimum” on page 79.
Payments for sub-transfer agency services
Each Fund compensates financial intermediaries that provide sub-transfer agency and related services to investors that hold their Fund shares in omnibus accounts maintained by financial intermediaries or in “networked” accounts maintained by a centralized clearing authority and supported by the financial intermediaries. This fee, which may be paid directly to the financial intermediary or indirectly via the Distributor, is in an amount generally approximating the amount of transfer agency fees that a class of the Fund would otherwise bear had such accounts been maintained and supported only by the Fund’s transfer agent, not by such intermediaries. The Board retains the authority to determine the maximum fee that may be paid to the financial intermediaries by the Fund, which may be a higher amount. For the Investor Class, this fee is in addition to the Rule 12b-1 fees.
Although the nature and extent of sub-transfer agency services provided to shareholders and the amount of sub-transfer agency fees charged to each class will vary among financial intermediaries, sub-accounting expenses are borne on a class-wide basis. This means that the sub-transfer agency fees you bear as a Fund shareholder may be greater than the sub-transfer agency fees charged by your financial intermediary to the Fund with respect to your investment.
Additional compensation to financial intermediaries
In addition, the Adviser and/or the Distributor make payments to broker-dealers, banks or other financial intermediaries or their affiliates (collectively, “intermediaries”), based on Fund assets held by the intermediary, or such other criteria agreed to by the Adviser and/or the Distributor, related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of a Fund and certain other funds available to their customers. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by the Adviser and/or the Distributor from their own resources, which come directly or indirectly in whole or in part from fees paid by the Funds and other funds in the complex. Payments of this type are sometimes referred to as revenue-sharing payments.
An intermediary that sells Fund shares may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend a Fund or other funds in the complex over another investment. More information regarding these payments is contained in the Funds’ SAI, which is available as described on the back cover page of this prospectus. Your intermediary may charge you additional fees other than those disclosed in this prospectus.
Please contact your salesperson, financial advisor or other investment professional for more information regarding any such payments his or her firm may receive from the Adviser and/or the Distributor, as well as about fees and/or commissions charged by that firm.
How to buy shares
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By telephone

Once you have an account with valid banking information and the ACH purchase option enabled, you can buy additional shares by calling 800-243-2729 (the Funds’ transfer agent) between 9:00 a.m. and 4:00 p.m. Eastern Time.
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By wire

If you are making an initial purchase by wire, you must call the Funds’ transfer agent at 800-243-2729 so you can be assigned an account number. Request your U.S. bank with whom you have an account to wire the amount you want to invest to State Street Bank and Trust Company, ABA #011000028, attention DDA #99049868. Include your name, account number, tax identification number and the name of the Fund in which you want to invest.
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Through a broker-dealer

You can open an account and buy shares through a broker-dealer, who may charge a fee for this service.
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By mail

Complete the account application and mail it with your check payable to Value Line Funds, P.O. Box 219729, Kansas City, MO 64121-9729. If you are making an initial purchase by mail, you must include a completed account application or an appropriate retirement plan application if you are opening a retirement account, with your check. Cash, money orders, traveler’s checks, cashier’s checks, bank drafts or third-party checks will not be accepted for either the initial or any subsequent purchase. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
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Minimum/additional investments

Once you have completed an account application, you can make an initial purchase of the Fund’s shares with a minimum investment that varies by the class of shares you buy and the type of account. Additional investments can be made in any amount. See “How to choose a share class” on page 72. The price you pay for shares will depend on when your purchase order is received. Each Fund reserves the right to reject any purchase order within 24 hours of its receipt and to reduce or waive the minimum purchase requirements at any time.

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Time of purchase

Your price for Fund shares is the Fund’s NAV per share which is generally calculated as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern Time) every day the Exchange is open for business. The Exchange is currently closed on weekends, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday if any of those days falls on a Saturday or Sunday, respectively. Orders received by the close of regular trading on the Exchange in proper form, as determined by SS&C GIDS, Inc. or another intermediary designated by the Funds, will be priced at the NAV determined as of the close of trading on that day.
Fund shares may be purchased through various third-party intermediaries authorized by the Funds including banks, brokers, financial advisers and financial supermarkets who may charge a fee. When the intermediary is authorized by the Fund, orders will be priced at the NAV next computed after receipt of the order by the intermediary.
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Net asset value

The net asset value (“NAV”) per share of each class of each Fund is determined for purposes of both purchases and redemptions as of the close of regular trading on the Exchange each day the Exchange is open for business. NAV is calculated, on a per class basis, by adding the value of all the securities and assets in the Fund’s portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the NAV per share of each class. Securities for which market prices or quotations are readily available are priced at their market value which, in the case of securities traded on an exchange or the Nasdaq Stock Market, is typically the last quoted sale or the Nasdaq Closing Price, unless no sale occurred on that day, in which case market value is typically deemed to be the midpoint between the last available and representative bid and asked prices. Securities for which market valuations are not readily available, or are determined not to reflect accurately fair value, are priced at their fair value as determined by the Adviser pursuant to policies and procedures adopted by each Fund’s Board of Directors and under such Board’s general supervision. The Funds will use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security in the Adviser’s opinion due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the Funds may cause the NAV to differ from the NAV that would be calculated using closing market prices. There can be no assurance that the Fund could obtain the fair value assigned to a security if it sold the security at approximately the time at which the Fund determined its NAV. Debt securities with remaining maturities of 60 days or more at the time of acquisition are valued using prices provided by an independent pricing service, or by prices furnished by recognized dealers in such securities. Debt securities which have a maturity of less than 60 days are priced at amortized cost, unless a security’s amortized cost is not approximately the same as its fair value, in which case the security is priced at fair value.
The amortized cost method of valuation involves valuing a security at its cost and accruing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.
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Important information about opening a new account with the Value Line Funds

In furtherance of the national effort to stop the funding of terrorism and to curtail money laundering, the USA Patriot Act and other federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. Accordingly, when completing the account application for a Fund, you will be required to supply the Fund with certain information for all persons owning or permitted to act on an account. This information includes name, date of birth, taxpayer identification number and street address. Also, as required by law, the Funds employ various procedures, such as comparing the information you provide against fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Until such verification is made, each Fund may temporarily limit any share purchases or close your account if it is unable to verify your identity.
How to sell shares
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General

You can redeem your shares (sell them back to the Fund) at NAV by telephone and by mail by writing to: Value Line Funds, P.O. Box 219729, Kansas City, MO 64121-9729. Certain redemption requests must be signed by all owners of the account, and you must include a signature guarantee using the medallion imprint for each owner if the redemption is for an amount over $50,000. Signature guarantees are also required when redemption proceeds are going to anyone other than the account holder(s) of record or if your address has changed within the last 30 days. If you hold your shares in certificates, you must submit the certificates properly endorsed with a signature guarantee with your request to sell the shares. A signature guarantee can be obtained from many banks or securities dealers, but not from a notary public. A signature guarantee helps protect against fraud.
The Fund’s transfer agent will pay you promptly, normally the next business day, but no later than seven days after your request to sell your shares is received. If you purchased your shares by check and then immediately request redemption, the Fund’s transfer agent will wait until your check has cleared, which can take up to 15 days from the day of purchase, before the proceeds are sent to you. The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period, by a Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission (“SEC”) may by order permit for the protection of the Fund’s shareholders.
If your account is held in the name of a corporation, as a fiduciary or agent, or as surviving joint owner, you may be required to provide additional documents with your redemption request.
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By telephone or wire

You can sell $1,000 or more of your shares up to $50,000 by telephone or wire, with the proceeds sent the next business day after the Fund’s transfer agent receives your request.
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Through a broker-dealer

Fund shares may be sold through various third-party intermediaries including banks, brokers, financial advisers and financial supermarkets, who may charge a fee for this service. When the intermediary is authorized by a Fund, the shares that you buy or sell through the intermediary are priced at the next NAV that is computed after receipt of your order by the intermediary. Orders received by the intermediary by the close of regular trading on the Exchange (generally 4:00 p.m., Eastern Time) will be priced at the NAV determined as of the close of trading on that day.
Among the brokers that have been authorized by the Funds are Charles Schwab & Co., Inc., Ameriprise Advisor Services, Inc., Pershing LLC, and Fidelity Brokerage Services LLC (National Financial Services LLC). You should consult with your broker to determine if it has been so authorized.
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By exchange

You can exchange all or part of your shares of a particular class of a Fund for shares of the same class of another Value Line mutual fund or other funds offered through the Distributor, provided that such fund offers the same class of shares and your investment in such fund satisfies any applicable minimum investment or other criteria for purchasing shares of such class of the fund. Consult with your intermediary or Shareholder Services at 800-243-2729 to determine if your shares of the Fund are eligible for exchange into shares of another fund of the same class or a different class with a lower minimum initial investment or other criteria that you satisfy. If the other fund does not offer multiple classes, you may still obtain shares of such fund in exchange for your Fund shares, provided you satisfy any applicable criteria for purchasing shares of such fund. There may be limitations on exchanging Fund shares for shares of another fund or a different class of shares, or moving shares held in certain types of accounts to a different type of account or a new account maintained by a financial intermediary.
When you exchange shares of the Fund for another fund, you are purchasing shares of such other fund and should be sure to get a copy of that fund’s prospectus and read it carefully before buying shares through an exchange.
To execute an exchange, call 800-243-2729. Each Fund reserves the right to reject any purchase order within 24 hours of its receipt.

In most cases, you may exchange your shares for another Value Line mutual fund by accessing your account through vlfunds.com.
When you send a Fund’s transfer agent a properly completed request to sell or exchange shares, you will receive the NAV that is next determined after your request is received by the transfer agent. For each account involved you should provide the account name, number, name of the Fund, and exchange or redemption amount. Call 800-243-2729 for information on additional documentation that may be required. You may have to pay taxes on the gain from your sale or exchange of shares.
Exchanges among Value Line mutual funds or other funds offered through the Distributor are a shareholder privilege and not a right. Each Fund may temporarily or permanently terminate the exchange privileges of any investor that, in the opinion of the Fund, uses market timing strategies or who makes more than four exchanges out of the Fund during a calendar year.
This exchange limitation does not apply to systematic purchases and redemptions, including certain automated or pre-established exchange, asset allocation or dollar cost averaging programs. These exchange limits are subject to a Fund’s ability to monitor exchange activity. Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the best efforts of each Fund to prevent excessive trading, there is no guarantee that a Fund or its agents will be able to identify such shareholders or curtail their trading practices. The Funds receive purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors.
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Account minimum

If as a result of redemptions or exchanges your account balance in Investor Class shares falls below $500, the Fund may ask you to increase your balance within 30 days. If your account is not at the minimum by the required time, the Fund may redeem your account, after first notifying you in writing.
If you hold Institutional Class shares of a Fund, and exchanges or redemptions from the Fund cause the balance of your investment to fall below any applicable minimum investment for purchasing Institutional Class shares, the Fund may similarly ask you to increase your balance within 30 days. If your account is not brought up to the minimum, the Fund may convert your Institutional Class shares into Investor Class shares or redeem all of your shares and close your account.
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Liquidity management

Each Fund has implemented measures designed to enable it to pay redemption proceeds in a timely fashion while maintaining adequate liquidity. The investment team continually monitors portfolio liquidity and adjusts each Fund’s cash level based on portfolio composition, redemption rates, market conditions, and other relevant criteria. In addition, the investment team may regularly meet redemption requests and manage liquidity by: (1) selling portfolio securities; (2) holding cash or cash equivalents; (3) transacting in exchange-traded funds and/or derivatives; or (4) paying redemption proceeds in-kind, as discussed below. Despite each Fund’s reasonable best efforts, however, there can be no assurance that the Funds will manage liquidity successfully in all market environments. As a result, each Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests, or other factors.
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Redemptions in-kind

It is possible that conditions may exist in the future which would, in the opinion of a Fund’s Board of Directors, make it undesirable for the Fund to pay for redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund. However, the Funds have obligated themselves under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the respective Fund’s net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the NAV per share. Shareholders receiving such securities may incur brokerage costs on their sales.
Frequent purchases and redemptions of Fund shares
Frequent purchases and redemptions of a Fund’s shares entail risks, including dilution in the value of the Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio, and increased brokerage and administrative costs. Because the Funds do not accommodate frequent purchases and redemptions of Fund shares, the Funds’ Board of Directors has adopted policies and procedures to prohibit investors from engaging in late trading and to discourage excessive and short-term trading practices that may disrupt portfolio management strategies and harm Fund performance.
Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, the Funds may consider trading to be excessive if an investor:
•
sells shares of the Fund within 30 days after the shares were purchased;

•
makes more than four exchanges out of the Fund during a calendar year (other than systematic purchases and redemptions); or

•
enters into a series of transactions that is indicative of a timing pattern strategy.

In order to seek to detect frequent purchases and redemptions of Fund shares, the Distributor monitors selected trades that have been identified by a Fund’s transfer agent. If the Distributor determines that an investor or a client of a broker has engaged in excessive short-term trading that may be harmful to the Fund, the Distributor will ask the investor or broker to cease such activity and may refuse to process purchase orders (including purchases by exchange) of such investor or broker, or accounts that the Distributor believes are under their control.
While the Distributor uses its reasonable efforts to detect excessive trading activity, there can be no assurance that its efforts will be successful or that market timers will not employ tactics designed to evade detection. Neither the Adviser, the Distributor, the Funds nor any of the Funds’ service providers may enter into arrangements intended to facilitate frequent purchases and redemptions of Fund shares. Frequently, shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. The ability to monitor trading practices by investors purchasing shares through omnibus accounts is dependent upon the cooperation of the financial intermediary in observing a Fund’s policies. Consequently, it may be more difficult for the Funds to detect market timing activity through such accounts. However, each Fund, through its agent, has entered into an information sharing agreement with each financial intermediary, which provides, among other things, that the financial intermediary shall provide, promptly upon a Fund’s request, certain identifying and transaction information regarding its underlying shareholders.
Should a Fund detect market timing activity, it may terminate the account or prohibit future purchases or exchanges by the underlying shareholders. Because omnibus accounts may apply their own market timing policies with respect to their accounts and because the Distributor retains discretion in applying market timing policies, there is a risk that different shareholders may be treated differently and some level of market timing activity could occur.
Lost shareholders, inactive accounts, and unclaimed property
It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at 800-243-2729 (toll free) or log into your account at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Special services
To help make investing with a Fund as easy as possible, and to help you manage your investments, the following special services are available. You can get further information about these programs by calling Shareholder Services at 800-243-2729.

•
Valu-Matic® allows you to purchase Investor Class shares by making regular monthly investments of  $25 or more automatically from your checking account.

•
The Systematic Cash Withdrawal Plan allows you to arrange a regular monthly or quarterly payment from your account payable to you or someone you designate. If your account is $5,000 or more, you can have monthly or quarterly withdrawals of $25 or more. Such withdrawals will each constitute a redemption of a portion of your Fund shares which may result in income, gain or loss to you for federal income tax purposes.

•
You may buy shares in a Fund for your individual or group retirement plan, including your Traditional or Roth IRA. You may establish your IRA account even if you already are a member of an employer-sponsored retirement plan. Not all contributions to an IRA account are tax deductible; consult your tax advisor about the tax consequences of your contribution.

Dividends, distributions and taxes
The following discussion is a summary of federal income tax consequences of the ownership of Fund shares. This discussion does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan, or other tax-advantaged account. Except as specifically noted, the discussion does not address state, local, or non-U.S. taxes. You should consult your tax advisor about your particular tax situation.
Each Fund intends to pay dividends from its net investment income, if any, annually and to distribute any capital gains that it has realized annually. Each Fund may also pay dividends and capital gain distributions at other times if necessary for the Fund to avoid U.S. federal income or excise tax. Dividends and any capital gains are automatically reinvested, unless you indicate otherwise in your application to purchase shares or in a subsequent request. If you elect to receive distributions and dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund will cancel your check and reinvest the proceeds in additional Fund shares at the NAV per share on the date of cancellation. No interest will be paid on your uncashed check. Thereafter, your dividends and other distributions will be automatically reinvested in additional Fund shares unless you subsequently contact the Fund and request to receive distributions by check.
Investors should consider the tax consequences of buying shares of a Fund shortly before the record date of a dividend or capital gain distribution, because such a dividend or distribution will generally be taxable even though in economic terms it represents a return of the shareholder’s investment.
You will generally be taxed on dividends and distributions you receive, regardless of whether you reinvest them or receive them in cash. For federal income tax purposes, distributions from short-term capital gains will be taxable as ordinary income. Dividends from net investment income will either be taxable as ordinary income or, if certain conditions are met by the Fund and the shareholder, including holding period requirements, as “qualified dividend income” taxable to individual shareholders at a reduced maximum U.S. federal income tax rate.
Distributions reported to you by a Fund as capital gain dividends will be taxable to you as long-term capital gains, no matter how long you have owned your Fund shares.
A 3.8% Medicare tax is imposed on the net investment income of U.S. individuals, estates and trusts whose income exceeds certain threshold amounts. For this purpose, net investment income generally will include distributions from each Fund and capital gains attributable to the sale, redemption or exchange of Fund shares. This tax is in addition to the income taxes that are otherwise imposed on ordinary income, qualified dividend income and capital gains.
If you dispose of your Fund shares by redemption, exchange or sale, you generally will have a capital gain or loss in an amount equal to the difference between the net amount of the redemption or sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares you redeem, sell or exchange. Certain limitations may apply to limit your ability to currently deduct capital losses.
After the end of each year, your Fund will send you a statement with information about the dividends and distributions you received and any redemptions of shares during the previous year.
Shareholders should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.
As with all mutual funds, a Fund may be required to apply backup withholding at the rate of 24% on all taxable distributions payable to you if you fail to provide the Fund with your correct social security number or other taxpayer identification number or make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.
The above discussion is meant only as a summary; more information is available in the SAI. You should consult your tax advisor about your particular tax situation including federal, state, local and foreign tax considerations and possible withholding taxes for non-U.S. shareholders.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the applicable Fund assuming reinvestment of all dividends and distributions. This information has been derived from each Fund’s financial statements which were audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in that Fund’s N-CSR filing, which is available upon request by calling 800-243-2729 or at www.vlfunds.com.
Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Small Cap Opportunities Fund, Inc. Investor Class
	Year Ended December 31,			Period Ended December 31, 2022*	Year Ended March 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$59.36	$52.01	$42.99	$48.36	$53.12	$34.69
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.24)	(0.20)	(0.14)	(0.03)	(0.28)	(0.22)
Net gains/(losses) on securities (both realized and unrealized)	4.03	7.60	9.59	(4.15)	(1.21)	22.68
Total from investment operations	3.79	7.40	9.45	(4.18)	(1.49)	22.46
Less distributions:
Distributions from net realized gains	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Total distributions	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Net asset value, end of year	$59.35	$59.36	$52.01	$42.99	$48.36	$53.12
Total return	6.35%	14.24%	22.00%	(8.73)%(2)	(3.34)%	65.92%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$354,956	$358,369	$321,658	$275,060	$328,455	$386,766
Ratio of expenses to average net assets	1.21%	1.18%	1.18%	1.18%(3)	1.16%	1.18%
Ratio of net investment income/(loss) to average net assets	(0.40)%	(0.34)%	(0.30)%	(0.09)%(3)	(0.52)%	(0.48)%
Portfolio turnover rate	16%	8%	11%	4%(2)	3%	4%

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Small Cap Opportunities Fund, Inc. Institutional Class
	Year Ended December 31,			Period Ended December 31, 2022*	Year Ended March 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$61.25	$53.54	$44.14	$49.52	$54.19	$35.25
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.09)	(0.06)	(0.01)	0.05	(0.14)	(0.10)
Net gains/(losses) on securities (both realized and unrealized)	4.16	7.82	9.84	(4.24)	(1.26)	23.07
Total from investment operations	4.07	7.76	9.83	(4.19)	(1.40)	22.97
Less distributions:
Distributions from net realized gains	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Total distributions	(3.80)	(0.05)	(0.43)	(1.19)	(3.27)	(4.03)
Net asset value, end of year	$61.52	$61.25	$53.54	$44.14	$49.52	$54.19
Total return	6.61%	14.50%	22.29%	(8.54)%(2)	(3.10)%	66.33%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$465,045	$365,857	$212,291	$93,453	$126,593	$119,237
Ratio of gross expenses to average net assets	0.97%	0.97%	0.98%	0.99%(3)	0.95%	0.96%
Ratio of net expenses to average net assets	0.97%	0.96%	0.93%	0.93%(3)	0.91%	0.93%
Ratio of net investment income/(loss) to average net assets	(0.15)%	(0.10)%	(0.01)%	0.15%(3)	(0.25)%	(0.21)%
Portfolio turnover rate	16%	8%	11%	4%(2)	3%	4%

*
For the nine month period ended December 31, 2022.

(1)
Per share amounts are calculated based on average shares outstanding during the year.

(2)
Not annualized.

(3)
Annualized.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Mid Cap Focused Fund, Inc. Investor Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$34.36	$32.24	$26.41	$31.24	$28.29
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.09)	0.02	0.04	0.03	0.10(2)
Net gains/(losses) on securities (both realized and unrealized)	0.36	2.44	5.80	(2.96)	5.42
Total from investment operations	0.27	2.46	5.84	(2.93)	5.52
Less distributions:
Dividends from net investment income	—	(0.02)	(0.01)	(0.03)	—
Distributions from net realized gains	(0.73)	(0.32)	—	(1.87)	(2.57)
Total distributions	(0.73)	(0.34)	(0.01)	(1.90)	(2.57)
Net asset value, end of year	$33.90	$34.36	$32.24	$26.41	$31.24
Total return	0.80%	7.62%	22.11%	(9.56)%	19.88%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$431,077	$528,378	$424,471	$274,371	$318,184
Ratio of expenses to average net assets	1.09%	1.08%	1.08%	1.07%	1.07%
Ratio of net investment income/(loss) to average net assets	(0.25)%	0.06%	0.12%	0.10%	0.33%(2)
Portfolio turnover rate	10%	5%	1%	13%	000(3)
	Value Line Mid Cap Focused Fund, Inc. Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$34.62	$32.48	$26.60	$31.46	$28.39
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.00)(4)	0.11	0.12	0.10	0.19(2)
Net gains/(losses) on securities (both realized and unrealized)	0.35	2.45	5.83	(2.98)	5.45
Total from investment operations	0.35	2.56	5.95	(2.88)	5.64
Less distributions:
Dividends from net investment income	—	(0.10)	(0.07)	(0.11)	—
Distributions from net realized gains	(0.73)	(0.32)	—	(187)	(2.57)
Total distributions	(0.73)	(0.42)	(0.07)	(1.98)	(2.57)
Net asset value, end of year	$34.24	$34.62	$32.48	$26.60	$31.46
Total return	1.02%	7.87%	22.38%	(9.35)%	20.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,217,013	$1,410,282	$837,394	$253,758	$177,272
Ratio of gross expenses to average net assets	0.85%	0.87%	0.87%	0.86%	0.86%
Ratio of net expenses to average net assets	0.85%	0.87%	0.87%	0.82%	0.82%
Ratio of net investment income/(loss) to average net assets	—%(5)	0.31%	0.40%	0.35%	0.63%(2)
Portfolio turnover rate	10%	5%	1%	13%	0%(3)

(1)
Per share amounts are calculated based on average shares outstanding during the year.

(2)
Includes income resulting from special dividends. For the year ended December 31, 2021, without these dividends, the per share value for the Investor Class and Institutional Class would have been $(0.18) and $(0.09), respectively, and the ratio for the Investor Class and Institutional Class would have been (0.59)% and (0.30)%, respectively.

(3)
Amount is less than 0.50%.

(4)
Amount is less than $.005.

(5)
Amount rounds to less than 0.005%

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Select Growth Fund, Inc. Investor Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$34.61	$34.25	$28.74	$40.46	$37.49
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.02	0.02	0.01	(0.12)	(0.25)
Net gains/(losses) on securities (both realized and unrealized)	(0.68)	4.20	8.92	(8.11)	9.08
Total from investment operations	(0.66)	4.22	8.93	(8.23)	8.83
Less distributions:
Dividends from net investment income	(0.02)	(0.03)	—	—	—
Distributions from net realized gains	(2.66)	(3.83)	(3.42)	(3.49)	(5.86)
Total distributions	(2.68)	(3.86)	(3.42)	(3.49)	(5.86)
Net asset value, end of year	$31.27	$34.61	$34.25	$28.74	$40.46
Total return	(1.84)%	12.20%	31.11%	(20.67)%	24.16%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$344,854	$405,077	$397,990	$331,514	$486,661
Ratio of expenses to average net assets	1.16%	1.14%	1.16%	1.13%	1.13%
Ratio of net investment income/(loss) to average net assets	0.05%	0.05%	0.03%	(0.37)%	(0.62)%
Portfolio turnover rate	8%	8%	14%	6%	3%
	Value Line Select Growth Fund, Inc. Institutional Class
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$35.10	$34.69	$29.01	$40.69	$37.58
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.12	0.11	0.12	(0.04)	(0.15)
Net gains/(losses) on securities (both realized and unrealized)	(0.70)	4.26	8.98	(8.15)	9.12
Total from investment operations	(0.58)	4.37	9.10	(8.19)	8.97
Less distributions:
Dividends from net investment income	(0.11)	(0.13)	—	—	—
Distributions from net realized gains	(2.66)	(3.83)	(3.42)	(3.49)	(5.86)
Total distributions	(2.77)	(3.96)	(3.42)	(3.49)	(5.86)
Net asset value, end of year	$31.75	$35.10	$34.69	$29.01	$40.69
Total return	(1.60)%	12.49%	31.41%	(20.45)%	24.47%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$18,227	$18,398	$19,544	$10,801	$15,739
Ratio of gross expenses to average net assets	1.05%	1.03%	1.10%	1.11%	1.04%
Ratio of net expenses to average net assets	0.91%	0.89%	0.91%	0.88%	0.88%
Ratio of net investment income/(loss) to average net assets	0.32%	0.30%	0.36%	(0.12)%	(0.37)%
Portfolio turnover rate	8%	8%	14%	6%	3%

(1)
Per share amounts are calculated based on average shares outstanding during the year.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Larger Companies Focused Fund, Inc. Investor Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$36.25	$29.41	$18.49	$34.36	$38.35
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.38)	(0.28)	(0.15)	(0.08)	(0.35)
Net gains/(losses) on securities (both realized and unrealized)	10.69	8.09	11.07	(13.17)	1.29
Total from investment operations	10.31	7.81	10.92	(13.25)	0.94
Less distributions:
Distributions from net realized gains	(2.73)	(0.97)	—	(2.62)	(4.93)
Total distributions	(2.73)	(0.97)	—	(2.62)	(4.93)
Net asset value, end of year	$43.83	$36.25	$29.41	$18.49	$34.36
Total return	28.58%	26.49%	59.06%	(38.99)%	2.89%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$437,103	$348,335	$304,094	$200,602	$367,681
Ratio of gross expenses to average net assets	1.13%	1.14%	1.16%	1.14%	1.14%
Ratio of net expenses to average net assets	1.13%	1.14%	1.15%	1.14%	1.14%
Ratio of net investment income/(loss) to average net assets	(0.91)%	(0.85)%	(0.61)%	(0.30)%	(0.87)%
Portfolio turnover rate	38%	23%	29%	58%	27%
	Value Line Larger Companies Focused Fund, Inc. Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$37.07	$29.99	$18.80	$34.79	$38.68
Income/(loss) from investment operations:
Net investment income/(loss)(1)	(0.29)	(0.20)	(0.09)	(0.02)	(0.26)
Net gains/(losses) on securities (both realized and unrealized)	10.96	8.25	11.28	(13.35)	1.30
Total from investment operations	10.67	8.05	11.19	(13.37)	1.04
Less distributions:
Distributions from net realized gains	(2.73)	(0.97)	—	(2.62)	(4.93)
Total distributions	(2.73)	(0.97)	—	(2.62)	(4.93)
Net asset value, end of year	$45.01	$37.07	$29.99	$18.80	$34.79
Total return	28.92%	26.78%	59.52%	(38.85)%	3.12%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$18,845	$9,160	$10,004	$4,080	$8,730
Ratio of gross expenses to average net assets	1.22%	1.19%	1.45%	1.25%	1.36%
Ratio of net expenses to average net assets	0.88%	0.89%	0.90%	0.89%	0.90%
Ratio of net investment income/(loss) to average net assets	(0.66)%	(0.62)%	(0.38)%	(0.06)%	(0.63)%
Portfolio turnover rate	38%	23%	29%	58%	27%

(1)
Per share amounts are calculated based on average shares outstanding during the year.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Asset Allocation Fund, Inc. Investor Class
	Year Ended December 31,			Period Ended December 31, 2022*	Year Ended March 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$40.54	$40.72	$36.87	$42.79	$43.14	$34.72
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.49	0.54	0.42	0.13	0.03	0.00(2)
Net gains/(losses) on securities (both realized and unrealized)	(1.56)	3.40	7.46	(3.84)	2.59	8.65
Total from investment operations	(1.07)	3.94	7.88	(3.71)	2.62	8.65
Less distributions:
Dividends from net investment income	(0.70)	(0.64)	(0.44)	(0.33)	(0.01)	(0.01)
Distributions from net realized gains	(3.60)	(3.48)	(3.59)	(1.88)	(2.96)	(0.22)
Total distributions	(4.30)	(4.12)	(4.03)	(2.21)	(2.97)	(0.23)
Net asset value, end of year	$35.17	$40.54	$40.72	$36.87	$42.79	$43.14
Total return	(2.63)%	9.57%	21.39%	(8.81)%(3)	5.70%	24.93%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$260,573	$367,042	$387,504	$372,165	$499,220	$621,482
Ratio of gross expenses to average net assets	1.10%	1.06%	1.06%	1.04%(4)	1.02%	1.03%
Ratio of net investment income/(loss) to average net assets	1.20%	1.26%	1.06%	0.45%(4)	0.07%	0.01%
Portfolio turnover rate	14%	21%	29%	37%(3)	14%	19%
	Value Line Asset Allocation Fund, Inc. Institutional Class
	Year Ended December 31,			Period Ended December 31, 2022*	Year Ended March 31,
	2025	2024	2023		2022	2021
Net asset value, beginning of year	$40.63	$40.80	$36.93	$42.89	$43.24	$34.82
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.60	0.65	0.51	0.20	0.15	0.11
Net gains/(losses) on securities (both realized and unrealized)	(1.57)	3.41	7.49	(3.85)	2.61	8.68
Total from investment operations	(0.97)	4.06	8.00	(3.65)	2.76	8.79
Less distributions:
Dividends from net investment income	(0.82)	(0.75)	(0.54)	(0.43)	(0.15)	(0.15)
Distributions from net realized gains	(3.60)	(3.48)	(3.59)	(1.88)	(2.96)	(0.22)
Total distributions	(4.42)	(4.23)	(4.13)	(2.31)	(3.11)	(0.37)
Net asset value, end of year	$35.24	$40.63	$40.80	$36.93	$42.89	$43.24
Total return	(2.38)%	9.85%	21.68%	(8.65)%(3)	5.98%	25.24%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$275,102	$532,752	$560,759	$575,324	$920,487	$1,165,569
Ratio of gross expenses to average net assets	0.83%	0.82%	0.82%	0.81%(4)	0.77%	0.78%
Ratio of net expenses to average net assets	0.83%	0.82%	0.82%	0.80%(4)	0.77%	0.78%
Ratio of net investment income/(loss) to average net assets	1.46%	1.50%	1.28%	0.68%(4)	0.32%	0.26%
Portfolio turnover rate	14%	21%	29%	37%(3)	14%	19%

*
For the nine month period ended December 31, 2022.

(1)
Per share amounts are calculated based on average shares outstanding during the year.

(2)
Amount is less than $0.01 per share.

(3)
Not annualized.

(4)
Annualized.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:
	Value Line Capital Appreciation Fund, Inc. Investor Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.63	$10.50	$7.87	$12.39	$12.90
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.09	0.09	0.08	0.04	(0.05)
Net gains/(losses) on securities (both realized and unrealized)	2.53	2.14	2.63	(3.69)	0.88
Total from investment operations	2.62	2.23	2.71	(3.65)	0.83
Less distributions:
Dividends from net investment income	(0.10)	(0.10)	(0.08)	(0.05)	(0.00)(2)
Distributions from net realized gains	(0.77)	—	—	(0.82)	(1.34)
Total distributions	(0.87)	(0.10)	(0.08)	(0.87)	(1.34)
Net asset value, end of year	$14.38	$12.63	$10.50	$7.87	$12.39
Total return	20.87%	21.23%	34.44%	(29.83)%	6.79%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$425,877	$376,812	$348,142	$277,895	$508,549
Ratio of gross expenses to average net assets	1.08%	1.08%	1.10%	1.07%	1.05%
Ratio of net expenses to average net assets	1.08%	1.08%	1.10%	1.07%	1.05%
Ratio of net investment income/(loss) to average net assets	0.63%	0.79%	0.81%	0.39%	(0.35)%
Portfolio turnover rate	43%	36%	52%	56%	39%
	Value Line Capital Appreciation Fund, Inc. Institutional Class
	Years Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.63	$10.50	$7.86	$12.39	$12.90
Income/(loss) from investment operations:
Net investment income/(loss)(1)	0.12	0.12	0.10	0.06	(0.01)
Net gains/(losses) on securities (both realized and unrealized)	2.52	2.14	2.64	(3.70)	0.88
Total from investment operations	2.64	2.26	2.74	(3.64)	0.87
Less distributions:
Dividends from net investment income	(0.13)	(0.13)	(0.10)	(0.07)	(0.04)
Distributions from net realized gains	(0.77)	—	—	(0.82)	(1.34)
Total distributions	(0.90)	(0.13)	(0.10)	(0.89)	(1.38)
Net asset value, end of year	$14.37	$12.63	$10.50	$7.86	$12.39
Total return	21.07%	21.50%	34.91%	(29.74)%	7.13%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$106,635	$87,077	$95,627	$80,814	$184,329
Ratio of gross expenses to average net assets	0.87%	0.88%	0.89%	0.86%	0.86%
Ratio of net expenses to average net assets	0.83%	0.83%	0.85%	0.82%	0.80%
Ratio of net investment income/(loss) to average net assets	0.88%	1.04%	1.06%	0.64%	(0.10)%
Portfolio turnover rate	43%	36%	52%	56%	39%

(1)
Per share amounts are calculated based on average shares outstanding during the year.

(2)
Amount is less than $0.01 per share.

For more information
Additional information about a Fund’s investments is available in the Fund’s annual and semi-annual report to shareholders and in Form N-CSR. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s investment return during its last fiscal year. In Form N-CSR, you will find a Fund’s annual and semi-annual financial statements.
The Statement of Additional Information (“SAI”) contains more detailed information about the Funds. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.
To obtain a free copy of these documents from the Funds:
There are several ways you can get the Form N-CSR filing or a current annual/semi-annual report, prospectus or SAI:
Online: www.vlfunds.com
By mail: 1605 Main Street, Suite 912, Sarasota, FL 34236
By phone: 1-800-243-2729
You can also view or obtain copies of these documents through the SEC:
Online: www.sec.gov
By e-mail: (duplicating fee required)
By mail: (duplicating fee required)
Investment Adviser	Service Agent
EULAV Asset Management 1605 Main Street, Suite 912, Sarasota, FL 34236	SS&C GIDS, Inc. P.O. Box 219729 Kansas City, MO 64121-9729
Custodian	Distributor
State Street Bank and Trust Company 1 Iron Street Boston, MA 02210	EULAV Securities LLC 1605 Main Street, Suite 912, Sarasota, FL 34236
Value Line Small Cap Opportunities Fund, Inc. 1605 Main Street, Suite 912, Sarasota, FL 34236	File No. 811-07388
Value Line Mid Cap Focused Fund, Inc. 1605 Main Street, Suite 912, Sarasota, FL 34236	File No. 811-02265
Value Line Select Core Fund, Inc. 1605 Main Street, Suite 912, Sarasota, FL 34236	File No. 811-02278
Value Line Larger Companies Focused Fund, Inc. 1605 Main Street, Suite 912, Sarasota, FL 34236	File No. 811-01807
Value Line Asset Allocation Fund, Inc. 1605 Main Street, Suite 912, Sarasota, FL 34236	File No. 811-07702
Value Line Capital Appreciation Fund, Inc. 1605 Main Street, Suite 912, Sarasota, FL 34236	File No. 811- 02277